                       SUPPLEMENT DATED NOVEMBER 10, 2000
                                       to
                          PROSPECTUS DATED MAY 1, 2000
                                      for
                    Variable Universal Life Insurance Policy

                                   Issued by
                          MONY Life Insurance Company
                            MONY Variable Account L

EFFECTIVE NOVEMBER 10, 2000 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     New pages C-3 through C-64 are substituted to reflect a change in the current cost of insurance rates as of November 10, 2000.

Form No. 14429 SL (Supp 11/10/00)                     Registration No. 333-71417

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY Variable Account L:
  Statement of Assets and Liabilities as of June 30, 2000
     (unaudited)............................................  F-2
  Statement of Operations for the periods ended June 30,
     2000 (unaudited).......................................  F-8
  Statement of Changes in Net Assets for the periods ended
     June 30, 2000 (unaudited)..............................  F-14
  Notes to Financial Statements (unaudited).................  F-19

With respect to MONY Life Insurance Company:
  Unaudited interim condensed consolidated balance sheets as of June 30, 2000 and December 31, 1999.................  F-22
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended June 30, 2000 and 1999...................  F-23
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the six-month
     periods ended June 30, 2000 and 1999...................  F-24
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the six-month
     period ended June 30, 2000.............................  F-25
  Unaudited interim condensed consolidated statements of
     cash flows for the six-month period ended June 30, 2000
     and 1999...............................................  F-26
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-27

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                   MONY CUSTOM EQUITY MASTER
                                                              ------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                              ------------------------------------
                                                                MONEY      LONG TERM    GOVERNMENT
                                                                MARKET        BOND      SECURITIES
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------
                           ASSETS
Shares held in respective Funds.............................     8,720          11             7
                                                                ======       =====        ======
Investments at cost.........................................    $8,720       $ 135        $   70
                                                                ======       =====        ======
Investments in respective Funds, at net asset value.........    $8,720       $ 135        $   70
Amount due from MONY........................................         0           0             0
Amount due from respective Funds............................        50           0             0
                                                                ------       -----        ------
          Total assets......................................     8,770         135            70
                                                                ------       -----        ------
                        LIABILITIES
Amount due to respective Funds..............................         0           0             0
Amount due to MONY..........................................        51           0             0
                                                                ------       -----        ------
          Total liabilities.................................        51           0             0
                                                                ------       -----        ------
Net assets..................................................    $8,719       $ 135        $   70
                                                                ======       =====        ======
Net assets consist of:
  Contractholders' net payments.............................    $8,689       $ 135        $   70
  Undistributed net investment income (loss)................        30           0             0
  Accumulated net realized gain (loss) on investments.......         0           0             0
  Net unrealized appreciation (depreciation) of
     investments............................................         0           0             0
                                                                ------       -----        ------
Net assets..................................................    $8,719       $ 135        $   70
                                                                ======       =====        ======
Number of units outstanding*................................       869          14             7
                                                                ------       -----        ------
Net asset value per unit outstanding*.......................    $10.03       $9.75        $10.27
                                                                ======       =====        ======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                                       MONY CUSTOM EQUITY MASTER
    --------------------------------------------------------------------------------------------------------------------------------
                                                     ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------------------------------
                 SMALL COMPANY                INTERNATIONAL                SMALL COMPANY     EQUITY                      EQUITY
      EQUITY         VALUE        MANAGED        GROWTH         GROWTH        GROWTH         INCOME      BALANCED    GROWTH & INCOME
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
    ----------   -------------   ----------   -------------   ----------   -------------   ----------   ----------   ---------------
         247            31             81           972          2,673           798            37          101             890
     =======        ======         ======        ======        =======        ======         =====        =====          ======
     $10,917        $  968         $2,886        $7,996        $16,784        $6,593         $ 191        $ 513          $5,665
     =======        ======         ======        ======        =======        ======         =====        =====          ======
     $11,236        $  971         $2,846        $7,990        $17,000        $6,988         $ 189        $ 521          $5,637
         179             5             27            34             84            12             0           20              54
          14             0              1             4              6             0             0            0               5
     -------        ------         ------        ------        -------        ------         -----        -----          ------
      11,429           976          2,874         8,028         17,090         7,000           189          541           5,696
     -------        ------         ------        ------        -------        ------         -----        -----          ------
         179             5             27            34             84            12             0           20              54
          15             0              1             5              8             1             0            0               6
     -------        ------         ------        ------        -------        ------         -----        -----          ------
         194             5             28            39             92            13             0           20              60
     -------        ------         ------        ------        -------        ------         -----        -----          ------
     $11,235        $  971         $2,846        $7,989        $16,998        $6,987         $ 189        $ 521          $5,636
     =======        ======         ======        ======        =======        ======         =====        =====          ======
     $10,894        $  963         $2,883        $7,995        $16,795        $6,575         $ 191        $ 515          $5,657
          (2)            0             (1)           (2)            (3)           (2)            0            0              (1)
          24             5              3             2            (10)           18             0           (1)              8
         319             3            (39)           (6)           216           396            (2)           7             (28)
     -------        ------         ------        ------        -------        ------         -----        -----          ------
     $11,235        $  971         $2,846        $7,989        $16,998        $6,987         $ 189        $ 521          $5,636
     =======        ======         ======        ======        =======        ======         =====        =====          ======
       1,065            94            286           823          1,661           679            20           52             549
     -------        ------         ------        ------        -------        ------         -----        -----          ------
     $ 10.55        $10.35         $ 9.95        $ 9.70        $ 10.24        $10.29         $9.42        $9.96          $10.27
     =======        ======         ======        ======        =======        ======         =====        =====          ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONY CUSTOM EQUITY MASTER
                                                              ----------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                                              ----------------------------------------
                                                                CAPITAL          HIGH       MULTI-CAP
                                                              APPRECIATION      YIELD         GROWTH
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                              ------------    ----------    ----------
                           ASSETS
Shares held in respective Funds.............................      1,043             36         1,735
                                                                 ======         ======       =======
Investments at cost.........................................     $8,162         $  173       $22,964
                                                                 ======         ======       =======
Investments in respective Funds, at net asset value.........     $8,405         $  173       $23,356
Amount due from MONY........................................         26              0           206
Amount due from respective Funds............................          4              0            14
                                                                 ------         ------       -------
          Total assets......................................      8,435            173        23,576
                                                                 ------         ------       -------
                        LIABILITIES
Amount due to respective Funds..............................         26              0           206
Amount due to MONY..........................................          5              0            17
                                                                 ------         ------       -------
          Total liabilities.................................         31              0           223
                                                                 ------         ------       -------
Net assets..................................................     $8,404         $  173       $23,353
                                                                 ======         ======       =======
Net assets consist of:
  Contractholders' net payments.............................     $8,144         $  172       $22,903
  Undistributed net investment income (loss)................         (2)             1            (5)
  Accumulated net realized gain (loss) on investments.......         20              0            63
  Net unrealized appreciation (depreciation) of
     investments............................................        242              0           392
                                                                 ------         ------       -------
Net assets..................................................     $8,404         $  173       $23,353
                                                                 ======         ======       =======
Number of units outstanding*................................        813             17         2,275
                                                                 ------         ------       -------
Net asset value per unit outstanding*.......................     $10.34         $10.11       $ 10.26
                                                                 ======         ======       =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                          MONY CUSTOM EQUITY MASTER
    -----------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND                      JANUS ASPEN SERIES
    -----------------------------------------------   ---------------------------------------------------
       VIP         VIP II            VIP III          AGGRESSIVE                  CAPITAL      WORLDWIDE
      GROWTH     CONTRA FUND   GROWTH OPPORTUNITIES     GROWTH      BALANCED    APPRECIATION     GROWTH
    SUBACCOUNT   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   -----------   --------------------   ----------   ----------   ------------   ----------
          98           427                96               367          186           309           342
      ======       =======            ======           =======       ======        ======       =======
      $4,897       $10,621            $1,973           $21,385       $5,170        $9,873       $16,733
      ======       =======            ======           =======       ======        ======       =======
      $5,034       $10,695            $1,979           $20,473       $4,901        $9,792       $16,407
          40           106                10                20          126            16           120
           5             0                 5                14            0             4            10
      ------       -------            ------           -------       ------        ------       -------
       5,079        10,801             1,994            20,507        5,027         9,812        16,537
      ------       -------            ------           -------       ------        ------       -------
          40           106                10                20          126            16           120
           6             1                 5                17            1             5            12
      ------       -------            ------           -------       ------        ------       -------
          46           107                15                37          127            21           132
      ------       -------            ------           -------       ------        ------       -------
      $5,033       $10,694            $1,979           $20,470       $4,900        $9,791       $16,405
      ======       =======            ======           =======       ======        ======       =======
      $4,860       $10,607            $1,964           $19,773       $4,861        $9,825       $16,460
          (1)           (2)                0             1,463          304            32           228
          37            15                 9               147            5            15            43
         137            74                 6              (913)        (270)          (81)         (326)
      ------       -------            ------           -------       ------        ------       -------
      $5,033       $10,694            $1,979           $20,470       $4,900        $9,791       $16,405
      ======       =======            ======           =======       ======        ======       =======
         475         1,052               183             1,861          481           998         1,636
      ------       -------            ------           -------       ------        ------       -------
      $10.59       $ 10.16            $10.81           $ 11.00       $10.19        $ 9.81       $ 10.03
      ======       =======            ======           =======       ======        ======       =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                MONY CUSTOM EQUITY MASTER
                                                              -----------------------------
                                                                         DREYFUS
                                                              -----------------------------
                                                              STOCK INDEX        SOCIAL
                                                               PORTFOLIO     RESPONSIBILITY
                                                              SUBACCOUNT       SUBACCOUNT
                                                              -----------    --------------
                           ASSETS
Shares held in respective Funds.............................       250               20
                                                                ======           ======
Investments at cost.........................................    $9,554           $  782
                                                                ======           ======
Investments in respective Funds, at net asset value.........    $9,488           $  782
Amount due from MONY........................................        59               54
Amount due from respective Funds............................         2               10
                                                                ------           ------
          Total assets......................................     9,549              846
                                                                ------           ------
                        LIABILITIES
Amount due to respective Funds..............................        59               54
Amount due to MONY..........................................         3               10
                                                                ------           ------
          Total liabilities.................................        62               64
                                                                ------           ------
Net assets..................................................    $9,487           $  782
                                                                ======           ======
Net assets consist of:
  Contractholders' net payments.............................    $9,515           $  775
  Undistributed net investment income.......................        21                0
  Accumulated net realized gain (loss) on investments.......        17                7
  Net unrealized appreciation (depreciation) of
     investments............................................       (66)               0
                                                                ------           ------
Net assets..................................................    $9,487           $  782
                                                                ======           ======
Number of units outstanding*................................       920               74
                                                                ------           ------
Net asset value per unit outstanding*.......................    $10.31           $10.54
                                                                ======           ======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                                          MONY CUSTOM EQUITY MASTER
                                                              -------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                                                           ----------------------
                                                                  MONEY          LONG TERM        GOVERNMENT
                                                                  MARKET            BOND          SECURITIES
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   ---------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              JUNE 8, 2000**   JUNE 9, 2000**   MAY 18, 2000**
                                                                 THROUGH          THROUGH           THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000     JUNE 30, 2000
                                                              --------------   --------------   ---------------
                                                               (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
Dividend income.............................................       $32              $ 0               $ 0
Distribution from capital gains.............................         0                0                 0
Mortality and expense risk charges..........................        (2)               0                 0
                                                                   ---              ---               ---
Net investment income (loss)................................        30                0                 0
                                                                   ---              ---               ---
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................         0                0                 0
  Net change in unrealized appreciation (depreciation) of
     investments............................................         0                0                 0
                                                                   ---              ---               ---
Net realized and unrealized gain (loss) on investments......         0                0                 0
                                                                   ---              ---               ---
Net increase (decrease) in net assets resulting from
  operations................................................       $30              $ 0               $ 0
                                                                   ===              ===               ===

---------------
** Commencement of operations

                       See notes to financial statements.

                                               MONY CUSTOM EQUITY MASTER
------------------------------------------------------------------------------------------------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
------------------------------------------------------------------------------------------------------------------------
                     SMALL COMPANY                     INTERNATIONAL                     SMALL COMPANY        EQUITY
        EQUITY           VALUE           MANAGED           GROWTH           GROWTH           GROWTH           INCOME
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 5, 2000**    MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 18, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
         $  0             $ 0              $  0             $ 0              $  0             $  0             $ 0
            0               0                 0               0                 0                0               0
           (2)              0                (1)             (2)               (3)              (2)              0
         ----             ---              ----             ---              ----             ----             ---
           (2)              0                (1)             (2)               (3)              (2)              0
         ----             ---              ----             ---              ----             ----             ---
           24               5                 3               2               (10)              18               0
          319               3               (39)             (6)              216              396              (2)
         ----             ---              ----             ---              ----             ----             ---
          343               8               (36)             (4)              206              414              (2)
         ----             ---              ----             ---              ----             ----             ---
         $341             $ 8              $(37)            $(6)             $203             $412             $(2)
         ====             ===              ====             ===              ====             ====             ===

        MONY CUSTOM EQUITY MASTER
---  --------------------------------
      ENTERPRISE ACCUMULATION TRUST
---  --------------------------------
         EQUITY           EQUITY
        BALANCED      GROWTH & INCOME
       SUBACCOUNT       SUBACCOUNT
     --------------   ---------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 16, 2000**    MAY 3, 2000**
        THROUGH           THROUGH
     JUNE 30, 2000     JUNE 30, 2000
     --------------   ---------------
      (UNAUDITED)       (UNAUDITED)
          $ 0              $  0
            0                 0
            0                (1)
          ---              ----
            0                (1)
          ---              ----
           (1)                8
            7               (28)
          ---              ----
            6               (20)
          ---              ----
          $ 6              $(21)
          ===              ====

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                          MONY CUSTOM EQUITY MASTER
                                                             ---------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                             ---------------------------------------------------
                                                                CAPITAL             HIGH            MULTI-CAP
                                                              APPRECIATION         YIELD             GROWTH
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             --------------    --------------    ---------------
                                                             FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                             MAY 4, 2000**     JUNE 8, 2000**     MAY 3, 2000**
                                                                THROUGH           THROUGH            THROUGH
                                                             JUNE 30, 2000     JUNE 30, 2000      JUNE 30, 2000
                                                             --------------    --------------    ---------------
                                                              (UNAUDITED)       (UNAUDITED)        (UNAUDITED)
Dividend income............................................       $  0               $1               $  0
Distribution from capital gains............................          0                0                  0
Mortality and expense risk charges.........................         (2)               0                 (5)
                                                                  ----               --               ----
Net investment income (loss)...............................         (2)               1                 (5)
                                                                  ----               --               ----
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments.........................         20                0                 63
  Net change in unrealized appreciation (depreciation) of
    investments............................................        242                0                392
                                                                  ----               --               ----
Net realized and unrealized gain (loss) on investments.....        262                0                455
                                                                  ----               --               ----
Net increase (decrease) in net assets resulting from
  operations...............................................       $260               $1               $450
                                                                  ====               ==               ====

---------------

** Commencement of operations

                       See notes to financial statements.

                                                  MONY CUSTOM EQUITY MASTER
------------------------------------------------------------------------------------------------------------------------------
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND                                   JANUS ASPEN SERIES
----------------------------------------------------------   -----------------------------------------------------------------
         VIP             VIP II             VIP III            AGGRESSIVE                         CAPITAL         WORLDWIDE
        GROWTH        CONTRA FUND     GROWTH OPPORTUNITIES       GROWTH          BALANCED       APPRECIATION        GROWTH
      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 3, 2000**    MAY 17, 2000**      MAY 11, 2000**      MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH             THROUGH             THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000       JUNE 30, 2000       JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)         (UNAUDITED)         (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
         $  0             $ 0                 $ 0                $1,001           $  80             $ 30            $  58
            0               0                   0                   467             225                4              174
           (1)             (2)                  0                    (5)             (1)              (2)              (4)
         ----             ---                 ---                ------           -----             ----            -----
           (1)             (2)                  0                 1,463             304               32              228
         ----             ---                 ---                ------           -----             ----            -----
           37              15                   9                   147               5               15               43
          137              74                   6                  (913)           (270)             (81)            (326)
         ----             ---                 ---                ------           -----             ----            -----
          174              89                  15                  (766)           (265)             (66)            (283)
         ----             ---                 ---                ------           -----             ----            -----
         $173             $87                 $15                $  697           $  39             $(34)           $ (55)
         ====             ===                 ===                ======           =====             ====            =====

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                                              --------------------------------
                                                                          DREYFUS
                                                              --------------------------------
                                                               STOCK INDEX          SOCIAL
                                                                PORTFOLIO       RESPONSIBILITY
                                                                SUBACCOUNT        SUBACCOUNT
                                                              --------------    --------------
                                                              FOR THE PERIOD    FOR THE PERIOD
                                                              MAY 3, 2000**     MAY 11, 2000**
                                                                 THROUGH           THROUGH
                                                              JUNE 30, 2000     JUNE 30, 2000
                                                              --------------    --------------
                                                               (UNAUDITED)       (UNAUDITED)
Dividend income.............................................       $ 22               $0
Distribution from capital gains.............................          0                0
Mortality and expense risk charges..........................         (1)               0
                                                                   ----               --
Net investment income.......................................         21                0
                                                                   ----               --
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................         17                7
  Net change in unrealized depreciation of investments......        (66)               0
                                                                   ----               --
Net realized and unrealized gain (loss) on investments......        (49)               7
                                                                   ----               --
Net increase (decrease) in net assets resulting from
  operations................................................       $(28)              $7
                                                                   ====               ==

---------------

** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONY CUSTOM EQUITY MASTER
                                                              ------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                                              ------------------------------------------------
                                                                  MONEY          LONG TERM        GOVERNMENT
                                                                  MARKET            BOND          SECURITIES
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              JUNE 8, 2000**   JUNE 9, 2000**   MAY 18, 2000**
                                                                 THROUGH          THROUGH          THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                                              --------------   --------------   --------------
                                                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income (loss)..............................      $   30            $  0             $ 0
  Net realized gain (loss) on investments...................           0               0               0
  Net change in unrealized appreciation (depreciation) of
     investments............................................           0               0               0
                                                                  ------            ----             ---
Net increase (decrease) in net assets resulting from
  operations................................................          30               0               0
                                                                  ------            ----             ---
From unit transactions:
  Net proceeds from the issuance of units...................       9,176             147              85
  Net asset value of units redeemed or used to meet contract
     obligations............................................        (487)            (12)            (15)
                                                                  ------            ----             ---
  Net increase from unit transactions.......................       8,689             135              70
                                                                  ------            ----             ---
  Net increase in net assets................................       8,719             135              70
  Net assets beginning of period............................           0               0               0
                                                                  ------            ----             ---
Net assets end of period*...................................      $8,719            $135             $70
                                                                  ======            ====             ===
Unit transactions:
  Units outstanding beginning of period.....................           0               0               0
  Units issued during the period............................         918              15               8
  Units redeemed during the period..........................         (49)             (1)             (1)
                                                                  ------            ----             ---
Units outstanding end of period.............................         869              14               7
                                                                  ======            ====             ===
---------------
 * Includes undistributed net investment income of:               $   30            $  0             $ 0
                                                                  ======            ====             ===
** Commencement of operations

                        See notes to financial statements.

                                                 MONY CUSTOM EQUITY MASTER
    --------------------------------------------------------------------------------------------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------------------
                         SMALL                                                               SMALL
                        COMPANY                        INTERNATIONAL                        COMPANY           EQUITY
        EQUITY           VALUE           MANAGED           GROWTH           GROWTH           GROWTH           INCOME
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 5, 2000**    MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 18, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
       $    (2)          $    0           $   (1)          $   (2)         $    (3)          $   (2)           $  0
            24                5                3                2              (10)              18               0
           319                3              (39)              (6)             216              396              (2)
       -------           ------           ------           ------          -------           ------            ----
           341                8              (37)              (6)             203              412              (2)
       -------           ------           ------           ------          -------           ------            ----
        11,454            1,112            3,036            8,494           17,589            7,129             227
          (560)            (149)            (153)            (499)            (794)            (554)            (36)
       -------           ------           ------           ------          -------           ------            ----
        10,894              963            2,883            7,995           16,795            6,575             191
       -------           ------           ------           ------          -------           ------            ----
        11,235              971            2,846            7,989           16,998            6,987             189
             0                0                0                0                0                0               0
       -------           ------           ------           ------          -------           ------            ----
       $11,235           $  971           $2,846           $7,989          $16,998           $6,987            $189
       =======           ======           ======           ======          =======           ======            ====
             0                0                0                0                0                0               0
         1,119              107              296              874            1,738              733              24
           (54)             (13)             (10)             (51)             (77)             (54)             (4)
       -------           ------           ------           ------          -------           ------            ----
         1,065               94              286              823            1,661              679              20
       =======           ======           ======           ======          =======           ======            ====
       $    (2)          $    0           $   (1)          $   (2)         $    (3)          $   (2)           $  0
       =======           ======           ======           ======          =======           ======            ====

        MONY CUSTOM EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
                          EQUITY
         EQUITY          GROWTH &
        BALANCED          INCOME
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 16, 2000**   MAY 3, 2000**
        THROUGH          THROUGH
     JUNE 30, 2000    JUNE 30, 2000
     --------------   --------------
      (UNAUDITED)      (UNAUDITED)
          $  0            $   (1)
            (1)                8
             7               (28)
          ----            ------
             6               (21)
          ----            ------
           583             6,092
           (68)             (435)
          ----            ------
           515             5,657
          ----            ------
           521             5,636
             0                 0
          ----            ------
          $521            $5,636
          ====            ======
             0                 0
            59               588
            (7)              (39)
          ----            ------
            52               549
          ====            ======
          $  0            $   (1)
          ====            ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                                              ------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                                              ------------------------------------------------
                                                                 CAPITAL            HIGH          MULTI-CAP
                                                               APPRECIATION        YIELD            GROWTH
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              MAY 4, 2000**    JUNE 8, 2000**   MAY 3, 2000**
                                                                 THROUGH          THROUGH          THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                                              --------------   --------------   --------------
                                                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income (loss)..............................      $   (2)           $  1           $    (5)
  Net realized gain on investments..........................          20               0                63
  Net change in unrealized appreciation (depreciation) of
     investments............................................         242               0               392
                                                                  ------            ----           -------
Net increase (decrease) in net assets resulting from
  operations................................................         260               1               450
                                                                  ------            ----           -------
From unit transactions:
  Net proceeds from the issuance of units...................       8,622             187            23,956
  Net asset value of units redeemed or used to meet contract
     obligations............................................        (478)            (15)           (1,053)
                                                                  ------            ----           -------
  Net increase from unit transactions.......................       8,144             172            22,903
                                                                  ------            ----           -------
  Net increase in net assets................................       8,404             173            23,353
  Net assets beginning of period............................           0               0                 0
                                                                  ------            ----           -------
Net assets end of period*...................................      $8,404            $173           $23,353
                                                                  ======            ====           =======
Unit transactions:
  Units outstanding beginning of period.....................           0               0                 0
  Units issued during the period............................         859              19             2,375
  Units redeemed during the period..........................         (46)             (2)             (100)
                                                                  ------            ----           -------
Units outstanding end of period.............................         813              17             2,275
                                                                  ======            ====           =======
---------------
 * Includes undistributed net investment income (loss) of:        $   (2)           $  1           $    (5)
                                                                  ======            ====           =======
** Commencement of operations

                       See notes to financial statements.

                                               MONY CUSTOM EQUITY MASTER
------------------------------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND                              JANUS ASPEN SERIES
    ------------------------------------------------   -----------------------------------------------------------------
                                         VIP III
         VIP             VIP II           GROWTH         AGGRESSIVE                         CAPITAL         WORLDWIDE
        GROWTH        CONTRA FUND     OPPORTUNITIES        GROWTH          BALANCED       APPRECIATION        GROWTH
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 3, 2000**    MAY 17, 2000**   MAY 11, 2000**   MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
        $   (1)         $    (2)          $    0          $ 1,463           $  304          $    32          $   228
            37               15                9              147                5               15               43
           137               74                6             (913)            (270)             (81)            (326)
        ------          -------           ------          -------           ------          -------          -------
           173               87               15              697               39              (34)             (55)
        ------          -------           ------          -------           ------          -------          -------
         5,353           10,978            2,081           20,958            5,018           10,376           17,155
          (493)            (371)            (117)          (1,185)            (157)            (551)            (695)
        ------          -------           ------          -------           ------          -------          -------
         4,860           10,607            1,964           19,773            4,861            9,825           16,460
        ------          -------           ------          -------           ------          -------          -------
         5,033           10,694            1,979           20,470            4,900            9,791           16,405
             0                0                0                0                0                0                0
        ------          -------           ------          -------           ------          -------          -------
        $5,033          $10,694           $1,979          $20,470           $4,900          $ 9,791          $16,405
        ======          =======           ======          =======           ======          =======          =======
             0                0                0                0                0                0                0
           520            1,089              194            1,964              495            1,053            1,689
           (45)             (37)             (11)            (103)             (14)             (55)             (53)
        ------          -------           ------          -------           ------          -------          -------
           475            1,052              183            1,861              481              998            1,636
        ======          =======           ======          =======           ======          =======          =======
        $   (1)         $    (2)          $    0          $ 1,463           $  304          $    32          $   228
        ======          =======           ======          =======           ======          =======          =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                                              -------------------------------
                                                                          DREYFUS
                                                              -------------------------------
                                                               STOCK INDEX         SOCIAL
                                                                PORTFOLIO      RESPONSIBILITY
                                                                SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD
                                                              MAY 3, 2000**    MAY 11, 2000**
                                                                 THROUGH          THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000
                                                              --------------   --------------
                                                               (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income.....................................     $    21            $  0
  Net realized gain on investments..........................          17               7
  Net change in unrealized depreciation of investments......         (66)              0
                                                                 -------            ----
  Net increase (decrease) in net assets resulting from
     operations.............................................         (28)              7
                                                                 -------            ----
From unit transactions:
  Net proceeds from the issuance of units...................      10,129             899
  Net asset value of units redeemed or used to meet contract
     obligations............................................        (614)           (124)
                                                                 -------            ----
Net increase from unit transactions.........................       9,515             775
                                                                 -------            ----
Net increase in net assets..................................       9,487             782
Net assets beginning of period..............................           0               0
                                                                 -------            ----
Net assets end of period*...................................     $ 9,487            $782
                                                                 =======            ====
Unit transactions:
  Units outstanding beginning of period.....................           0               0
  Units issued during the period............................         974              85
  Units redeemed during the period..........................         (54)            (11)
                                                                 -------            ----
Units outstanding end of period.............................         920              74
                                                                 =======            ====
---------------
 * Includes undistributed net investment income (loss) of:       $ 9,549            $846
                                                                 =======            ====
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-four subaccounts of the MONY Custom Equity Master commenced operations as of June 30, 2000 The Funds are registered under the 1940 Act as an open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED) earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the six months ended June 30, 2000 aggregated $9,658.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                           COST OF SHARES    PROCEEDS FROM
          MONY CUSTOM EQUITY MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
          -------------------------------------            --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio...................................     $ 9,176           $  488
Long Term Bond...........................................         147               11
Government Securities....................................          84               15
Enterprise Accumulation Trust
Equity Portfolio.........................................      11,454              561
Small Company Value Portfolio............................       1,113              149
Managed Portfolio........................................       3,036              153
International Growth Portfolio...........................       8,495              500
Growth Portfolio.........................................      17,589              795
Small Company Growth Portfolio...........................       7,129              555
Equity Income Portfolio..................................         253               62
Capital Appreciation Portfolio...........................       8,896              753
Multi-Cap Growth Subaccount..............................      24,222            1,321
High Yield Subaccount....................................         187               15

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                           COST OF SHARES    PROCEEDS FROM
          MONY CUSTOM EQUITY MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
          -------------------------------------            --------------   ---------------
Balanced Subaccount......................................     $   608           $   94
Growth & Income Portfolio................................       6,131              474
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio.....................................       5,536              676
VIP III Growth Opportunities Portfolio...................       2,095              130
VIP II Contra Fund.......................................      11,046              485
Janus Aspen Series
Aggressive Growth Portfolio..............................      21,379            1,609
Balanced Portfolio.......................................       5,119              258
Capital Appreciation Portfolio...........................      10,452              628
Worldwide Growth Portfolio...............................      17,181              722
Dreyfus
Dreyfus Stock Index......................................      10,298              783
Dreyfus Social Responsibility............................       1,158              383

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

            UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
                   AS OF JUNE 30, 2000 AND DECEMBER 31, 1999

                                                              JUNE 30,    DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
                                                                  ($ IN MILLIONS)
ASSETS
Investments:
  Fixed maturity securities available for sale, at fair
     value..................................................  $ 2,951.9    $ 3,066.7
  Equity securities available for sale, at fair value.......      532.5        519.8
  Mortgage loans on real estate.............................    1,334.0      1,270.4
  Policy loans..............................................       75.6         69.1
  Real estate to be disposed of.............................      306.5        300.9
  Real estate held for investment...........................       46.5         46.2
  Other invested assets.....................................       66.7         37.9
                                                              ---------    ---------
                                                              $ 5,313.7    $ 5,311.0
                                                              =========    =========
Cash and cash equivalents...................................       85.6        232.6
Accrued investment income...................................       79.5         74.6
Amounts due from reinsurers.................................      492.6        488.0
Deferred policy acquisition costs...........................      614.3        558.3
Other assets................................................      522.9        365.4
Assets transferred in Group Pension Transaction (Note 4)....    4,972.2      5,109.8
Separate account assets.....................................    6,176.6      6,398.3
Closed Block assets (Note 6)................................    6,157.3      6,182.1
                                                              ---------    ---------
     Total assets...........................................  $24,414.7    $24,720.1
                                                              =========    =========
LIABILITIES AND SHAREHOLDERS' EQUITY
Future policy benefits......................................  $   974.7    $   954.3
Policyholders' account balances.............................    1,914.9      1,942.9
Other policyholders' liabilities............................      110.4        120.4
Amounts due to reinsurers...................................       86.0         83.8
Accounts payable and other liabilities......................      550.6        581.1
Short-term debt.............................................       52.8         53.4
Long-term debt..............................................      229.9        245.4
Current federal income taxes payable........................      162.7        147.4
Liabilities transferred in Group Pension Transaction (Note
  4)........................................................    4,984.4      5,099.1
Separate account liabilities................................    6,174.2      6,396.2
Closed Block liabilities (Note 6)...........................    7,267.3      7,303.3
                                                              ---------    ---------
     Total liabilities......................................  $22,507.9    $22,927.3
                                                              =========    =========
Commitments and contingencies (Note 5)
Common stock, $1.0 par value; 2.5 million shares authorized
  and outstanding...........................................  $     2.5    $     2.5
Capital in excess of par....................................    1,628.6      1,563.6
Retained earnings...........................................      330.9        256.1
Accumulated other comprehensive (loss)......................      (55.2)       (29.4)
                                                              ---------    ---------
     Total shareholders' equity.............................    1,906.8      1,792.8
                                                              ---------    ---------
     Total liabilities and shareholders' equity.............  $24,414.7    $24,720.1
                                                              =========    =========

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
            FOR THE THREE-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                                2000         1999
                                                              ---------    ---------
                                                              ($ IN MILLIONS, EXCEPT
                                                                SHARE DATA AND PER
                                                                  SHARE AMOUNTS)
REVENUES:
Premiums....................................................   $ 28.6       $ 20.9
Universal life and investment-type product policy fees......     55.9         52.5
Net investment income.......................................    129.2        102.6
Net realized (losses)/gains on investments..................     (4.5)        41.7
Group Pension Profits (Note 4)..............................      8.1         12.0
Other income................................................     61.8         49.7
Contribution from the Closed Block (Note 6).................     10.8         11.4
                                                               ------       ------
                                                                289.9        290.8
                                                               ------       ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................     41.8         33.5
Interest credited to policyholders' account balances........     23.7         26.4
Amortization of deferred policy acquisition costs...........     22.9         15.4
Dividends to policyholders..................................      0.6          0.7
Other operating costs and expenses..........................    128.8        122.7
                                                               ------       ------
                                                                217.8        198.7
                                                               ------       ------
Income before income taxes..................................     72.1         92.1
Income tax expense..........................................     23.4         30.8
                                                               ------       ------
Net income..................................................     48.7         61.3
                                                               ------       ------
Other comprehensive loss, net...............................    (10.9)       (57.1)
                                                               ------       ------
Comprehensive income........................................   $ 37.8       $  4.2
                                                               ======       ======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
             FOR THE SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                                2000          1999
                                                              ---------    ----------
                                                              ($ IN MILLIONS, EXCEPT
                                                                SHARE DATA AND PER
                                                                  SHARE AMOUNTS)
REVENUES:
Premiums....................................................   $ 57.9       $  44.2
Universal life and investment-type product policy fees......    105.8          97.9
Net investment income.......................................    383.3         196.8
Net realized gains on investments...........................     16.6          70.6
Group Pension Profits (Note 4)..............................     18.2          26.3
Other income................................................    120.6          91.7
Contribution from the Closed Block (Note 6).................     21.4          21.9
                                                               ------       -------
                                                                723.8         549.4
                                                               ------       -------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................     80.9          73.4
Interest credited to policyholders' account balances........     49.9          54.3
Amortization of deferred policy acquisition costs...........     42.8          32.2
Dividends to policyholders..................................      1.2           0.7
Other operating costs and expenses..........................    264.8         226.5
                                                               ------       -------
                                                                439.6         387.1
                                                               ------       -------
Income before income taxes and extraordinary item...........    284.2         162.3
Income tax expense..........................................     97.7          55.4
                                                               ------       -------
Income before extraordinary item............................    186.5         106.9
                                                               ------       -------
Extraordinary loss, net of tax..............................     36.7            --
                                                               ------       -------
Net income..................................................    149.8         106.9
                                                               ------       -------
Other comprehensive loss, net...............................    (25.8)       (112.2)
                                                               ------       -------
Comprehensive income/(loss).................................   $124.0       $  (5.3)
                                                               ======       =======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

               UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT
                       OF CHANGES IN SHAREHOLDERS' EQUITY
                      SIX-MONTH PERIOD ENDED JUNE 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDERS'
                                           STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                           ------   ---------   --------   -------------   -------------
                                                                  ($ IN MILLIONS)
BALANCE, DECEMBER 31, 1999...............   $2.5    $1,563.6     $256.1       $(29.4)        $1,792.8
Capital Contribution.....................               65.0                                     65.0
Dividends Payable........................                         (75.0)                        (75.0)
Comprehensive income/(loss)..............
     Net income..........................                         149.8                         149.8
     Other comprehensive loss(1).........                                      (25.8)           (25.8)
                                                                                             --------
Comprehensive income.....................                                                       114.0
                                            ----    --------     ------       ------         --------
BALANCE, JUNE 30, 2000...................   $2.5    $1,628.6     $330.9       $(55.2)        $1,906.8
                                            ====    ========     ======       ======         ========

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

       UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
                 SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                                2000       1999
                                                              ---------   -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES.........  $   (62.4)  $  74.5
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturities securities...............................      321.7     344.7
  Equity securities.........................................      243.8     126.9
  Mortgage loans on real estate.............................       68.5      74.9
  Real estate...............................................        5.0     169.4
  Other invested assets.....................................        1.6       4.1
Acquisitions of investments:
  Fixed maturities securities...............................     (224.0)   (381.6)
  Equity securities.........................................      (70.9)    (68.4)
  Mortgage loans on real estate.............................     (128.9)   (231.5)
  Real estate...............................................      (25.5)    (15.2)
  Other invested assets.....................................      (17.4)     (2.4)
  Policy loans, net.........................................       (6.6)    (22.5)
  Other, net................................................     (150.0)     (0.6)
Property, plant and equipment, net..........................      (15.8)    (27.6)
                                                              ---------   -------
Net cash provided by/(used in) investing activities.........  $     1.5   $ (29.8)
                                                              ---------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of debt............................................      215.0        --
Repayments of debt..........................................     (286.2)    (29.8)
Receipts from annuity and universal life policies credited
  to policyholder account balances..........................    1,315.4     831.7
Return of policyholder's account balances on annuity and
  universal life policies...................................   (1,320.3)   (828.0)
Capital Contribution........................................       65.0        --
Dividends paid to shareholders..............................      (75.0)
                                                              ---------   -------
Net cash (used in) financing activities.....................      (86.1)    (26.1)
                                                              ---------   -------
Net (decrease)/increase in cash and cash equivalents........     (147.0)     18.6
Cash and cash equivalents, beginning of year................      232.6     270.2
                                                              ---------   -------
Cash and cash equivalents, end of period....................  $    85.6   $ 288.8
                                                              =========   =======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                       CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

     On November 16, 1998, pursuant to its Plan of Reorganization (the "Plan") which was approved by the New York Superintendent of Insurance on the same day (the "Plan Effective Date"), The Mutual Life Insurance Company of New York ("MONY") converted from a mutual life insurance company to a stock life insurance company (the "Demutualization") and became a wholly owned subsidiary of The MONY Group Inc., (the "MONY Group" or the "Holding Company"), a Delaware corporation organized on June 24, 1997 for the purpose of becoming the parent holding company of MONY. The MONY Group has no other operations or subsidiaries. In connection with the Plan, MONY established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies, and eligible policyholders received cash, policy credits, or shares of common stock of the MONY Group in exchange for their membership interests in MONY. Also, on November 16, 1998, the MONY Group consummated an initial public offering (the "Offerings") of approximately 12.9 million shares of its common stock and MONY changed its name to MONY Life Insurance Company (MONY Life Insurance Company and its subsidiaries are hereafter referred to as "MONY Life"). The shares of common stock issued in the Offerings are in addition to approximately 34.3 million shares of common stock of the MONY Group distributed to the aforementioned policyholders. The Plan and the Offerings are hereafter collectively referred to as the "Transaction". During 1999, the Company increased the number of its common shares authorized and outstanding from 2.0 million to 2.5 million in order to comply with regulatory requirements.

     MONY Life and its subsidiaries (hereafter collectively referred to as the "Company"), is primarily engaged in the business of providing a wide range of life insurance, annuity, and investment products and services to higher income individuals, particularly family builders, pre-retirees, and small business owners (see Note 3). The Company distributes its products primarily through its career agency sales force and various complementary distribution channels. These include sales of mutual funds sold by Enterprise Capital Management through third-party broker dealers, sales of protection products sold by U.S. Financial Life Insurance Company ("USFL") through brokerage general agencies, sales of corporate-owned life insurance ("COLI") products by the Company's corporate marketing team and sales of a variety of financial products and services through the Company's Trusted Securities Advisors Corp. subsidiary. The Company primarily sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico.

2. BASIS OF PRESENTATION:

     The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management these statements include all normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1999. The results of operations for the three-month and six-month periods ended June 30, 2000 are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the amounts presented for the comparative prior periods to conform those periods to the current presentation.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3. SEGMENT INFORMATION:

     The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

     Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment. The Company's mutual fund operation, which is conducted through its Enterprise Capital Management subsidiary, offers proprietary mutual funds directly to retail customers as well as proprietary and non-proprietary mutual funds through products marketed by the accumulation products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources) the Company aggregates its mutual fund operations with its accumulation products segment.

     Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with FASB Statement No. 131. All of the Company's other segments are combined and reported in an other products segment.

     Products comprising the protection products segment primarily include a wide range of insurance products, including; whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 4) and (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (see Note 6). The Protection Products segment also includes the in-force business from sales of last survivor universal life and last survivor whole life. In its Accumulation Products segment, the Company primarily offers flexible premium variable annuities and proprietary retail mutual funds. The Accumulation Products segment also includes the in-force business from single premium deferred annuities and immediate annuities. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (see Note 4).

     Set forth in the table below is certain financial information with respect to the Company's operating segments as of June 30, 2000 and December 31, 1999 and for the three-month and six-month periods ended June 30, 2000 and 1999, as well as amounts not allocated to the segments. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and certain nonrecurring items (e.g. items of an unusual or infrequent nature). In addition, all segment revenues are from external customers.

     Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) are included in the protection products segment.

     Amounts reported as "reconciling amounts" in the table below represent amounts not allocated to segments and primarily relate to: (i) certain expenses relating to the Company's employee benefit plans.

                     SEGMENT SUMMARY FINANCIAL INFORMATION

                                                    FOR THE THREE-MONTH    FOR THE SIX-MONTH
                                                       PERIODS ENDED         PERIODS ENDED
                                                          JUNE 30,             JUNE 30,
                                                    --------------------   -----------------
                                                      2000        1999      2000      1999
                                                    --------    --------   -------   -------
                                                                ($ IN MILLIONS)
PREMIUMS:
Protection Products(1)............................   $ 26.5      $ 18.8    $ 53.3    $ 39.3
Accumulation Products.............................      0.3         0.4       0.4       0.8
Other Products....................................      1.8         1.7       4.2       4.1
                                                     ------      ------    ------    ------
                                                     $ 28.6      $ 20.9    $ 57.9    $ 44.2
                                                     ======      ======    ======    ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Protection Products...............................   $ 38.2      $ 33.8    $ 68.5    $ 61.6
Accumulation Products.............................     17.6        18.8      36.5      36.0
Other Products....................................      0.1        (0.1)      0.8       0.3
                                                     ------      ------    ------    ------
                                                     $ 55.9      $ 52.5    $105.8    $ 97.9
                                                     ======      ======    ======    ======
NET INVESTMENT INCOME AND NET REALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Protection Products(2)............................   $ 81.9      $ 96.0    $271.6    $178.0
Accumulation Products.............................     25.6        32.6      76.2      61.5
Other Products....................................     12.5        17.0      46.2      27.9
Reconciling amounts...............................      4.7        (1.3)      5.9
                                                     ------      ------    ------    ------
                                                     $124.7      $144.3    $399.9    $267.4
                                                     ======      ======    ======    ======
OTHER INCOME:
Protection Products(3)(9).........................   $ 27.4      $ 27.2    $ 51.4    $ 55.3
Accumulation Products.............................     31.4        23.1      62.7      44.0
Other Products....................................     21.2        21.7      44.1      38.5
Reconciling amounts...............................      0.7         1.1       2.0       2.1
                                                     ------      ------    ------    ------
                                                     $ 80.7      $ 73.1    $160.2    $139.9
                                                     ======      ======    ======    ======
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS:
Protection Products(13)...........................   $ 15.8      $  8.2    $ 28.2    $ 17.3
Accumulation Products.............................      7.1         7.2      14.6      14.9
                                                     ------      ------    ------    ------
                                                     $ 22.9      $ 15.4    $ 42.8    $ 32.2
                                                     ======      ======    ======    ======

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    FOR THE THREE-MONTH    FOR THE SIX-MONTH
                                                       PERIODS ENDED         PERIODS ENDED
                                                          JUNE 30,             JUNE 30,
                                                    --------------------   -----------------
                                                      2000        1999      2000      1999
                                                    --------    --------   -------   -------
                                                                ($ IN MILLIONS)
BENEFITS TO POLICYHOLDERS:(4)
Protection Products...............................   $ 38.3      $ 33.6    $ 78.3    $ 73.7
Accumulation Products.............................     19.2        19.0      37.0      37.3
Other Products....................................      5.3         7.3      11.7      14.4
Reconciling amounts...............................      2.7          --       3.8       2.3
                                                     ------      ------    ------    ------
                                                     $ 65.5      $ 59.9    $130.8    $127.7
                                                     ======      ======    ======    ======
DIVIDENDS TO POLICYHOLDERS:
Protection Products...............................   $ (0.2)     $ (0.1)   $ (0.2)   $ (0.8)
Accumulation Products.............................      0.4         0.5       0.8       0.9
Other Products....................................      0.4         0.3       0.6       0.6
                                                     ------      ------    ------    ------
                                                     $  0.6      $  0.7    $  1.2    $  0.7
                                                     ======      ======    ======    ======
OTHER OPERATING COSTS AND EXPENSES:
Protection Product................................   $ 67.1      $ 70.7    $144.4    $130.8
Accumulation Products.............................     31.0        27.8      60.9      51.2
Other Products....................................     26.0        24.2      53.6      44.5
Reconciling amounts...............................      4.7          --       5.9        --
                                                     ------      ------    ------    ------
                                                     $128.8      $122.7    $264.8    $226.5
                                                     ======      ======    ======    ======
INCOME BEFORE INCOME TAXES:
Protection Products...............................   $ 53.0      $ 63.4    $194.1    $113.2
Accumulation Products.............................     17.2        20.4      62.5      38.0
Other Products....................................      3.9         8.5      29.4      11.3
Reconciling amounts...............................     (2.0)       (0.2)     (1.8)     (0.2)
                                                     ------      ------    ------    ------
                                                     $ 72.1      $ 92.1    $284.2    $162.3
                                                     ======      ======    ======    ======

                                                                AS OF        AS OF
                                                              JUNE 30,    DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
ASSETS:(7)
Protection Products(5)(10)..................................  $16,273.9    $16,181.4
Accumulation Products.......................................    5,922.7      6,175.0
Other Products..............................................    1,126.8      1,187.6
Reconciling amounts.........................................    1,091.3      1,176.1
                                                              ---------    ---------
                                                              $24,414.7    $24,720.1
                                                              =========    =========
DEFERRED POLICY ACQUISITION COSTS:
Protection Products(11).....................................  $ 1,124.0    $ 1,094.9
Accumulation Products.......................................      154.7        153.3
                                                              ---------    ---------
                                                              $ 1,278.7    $ 1,248.2
                                                              =========    =========

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                AS OF        AS OF
                                                              JUNE 30,    DECEMBER 31,
                                                                2000          1999
                                                              ---------   ------------
POLICYHOLDERS LIABILITIES:
Protection Products(6)(12)..................................  $10,211.5    $10,231.7
Accumulation Products.......................................    1,157.5      1,236.3
Other Products..............................................      395.2        418.9
Reconciling amounts.........................................       17.0         17.4
                                                              ---------    ---------
                                                              $11,781.2    $11,904.3
                                                              =========    =========
SEPARATE ACCOUNT LIABILITIES:(7)
Protection Products(8)......................................  $ 3,885.4    $ 3,843.5
Accumulation Products.......................................    4,337.7      4,548.9
Other Products..............................................      547.2        604.2
Reconciling amounts.........................................      829.7        832.3
                                                              ---------    ---------
                                                              $ 9,600.0    $ 9,828.9
                                                              =========    =========

---------------
 (1) Excludes $147.9 million and $158.0 million of individual life premiums in the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively, and $283.6 million and $304.4 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

 (2) Excludes net investment income and net realized gains on investments in the Closed Block of $94.2 million and $94.3 million for the three-month periods ended June 30, 2000 and 1999, respectively, and $188.1 million and $191.9 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

 (3) Includes Group Pension Profits of $8.1 million and $12.0 million for the three-month period ended June 30, 2000 and 1999, respectively, and $18.2 million and $26.3 million for the six-month period ended June 30, 2000 and 1999, respectively (see Note 4).

 (4) Includes interest credited to policyholders' account balances. Excludes $162.7 million and $169.2 million of benefits and interest credited to policyholders' account balances related to the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively, and $306.5 million and $318.4 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

 (5) Includes assets transferred in the Group Pension Transaction of $4,972.2 million and $5,109.8 million as of June 30, 2000 and December 31, 1999, respectively (see Note 4).

 (6) Includes policyholder liabilities transferred in the Group Pension Transaction of $1,539.5 million and $1,645.7 million as of June 30, 2000 and December 31, 1999, respectively (see Note 4).

 (7) Each segment includes separate account assets in an amount equal to the corresponding liability reported.

 (8) Includes separate account liabilities transferred in the Group Pension Transaction of $3,425.8 million and $3,432.7 million as of June 30, 2000 and December 31, 1999 respectively (see Note 4).

 (9) Includes $10.8 million and $11.4 million relating to the Contribution from the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively and $21.4 million and $21.9 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

(10) Includes Closed Block assets of $6,157.3 million and $6,182.1 million as of June 30, 2000 and December 31, 1999, respectively (see Note 6).

(11) Includes deferred policy acquisition costs allocated to the Closed Block of $664.4 million and $689.9 million as of June 30, 2000 and December 31, 1999, respectively (see Note 6).

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(12) Includes Closed Block policyholders' liabilities of $7,241.7 million and $7,241.0 million as of June 30, 2000 and December 31, 1999, respectively (see Note 6).

(13) Excludes $14.3 million and $17.2 million of amortization of deferred policy acquisition costs related to the Closed Block for the three-month periods ended June 30, 2000 and 1999, respectively, and $31.9 million and $35.1 million for the six-month periods ended June 30, 2000 and 1999, respectively (see Note 6).

     The following is a summary of premiums and universal life and investment-type product policy fees by product for the three-month and six-month periods ended June 30, 2000 and 1999, respectively.

                                                           THREE-MONTH        SIX-MONTH
                                                          PERIODS ENDED     PERIODS ENDED
                                                            JUNE 30,           JUNE 30,
                                                         ---------------   ----------------
                                                          2000     1999     2000      1999
                                                         ------   ------   -------   ------
                                                         ($ IN MILLIONS)   ($ IN MILLIONS)
PREMIUMS:
Individual life(1).....................................  $26.4    $18.6    $ 53.1    $39.0
Group insurance........................................    1.8      1.7       4.2      4.1
Disability income insurance............................    0.1      0.2       0.2      0.3
Other..................................................    0.3      0.4       0.4      0.8
                                                         -----    -----    ------    -----
          Total........................................  $28.6    $20.9    $ 57.9    $44.2
                                                         =====    =====    ======    =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Universal life.........................................  $18.7    $19.1    $ 34.5    $36.7
Variable universal life(2).............................   16.7     11.0      28.3     18.7
Group universal life...................................    2.8      3.7       5.7      6.2
Individual variable annuities..........................   17.6     18.7      36.3     35.7
Individual fixed annuities.............................    0.1       --       1.0      0.6
                                                         -----    -----    ------    -----
          Total........................................  $55.9    $52.5    $105.8    $97.9
                                                         =====    =====    ======    =====

---------------
(1) Excludes revenues from individual life in the Closed Block of $147.9 million and $158.0 million for the three-month periods ending June 30, 2000 and 1999, respectively, and $283.6 million and $304.4 million for the six-month periods ended June 30, 2000 and 1999, respectively.

(2) Includes corporate sponsored variable universal life products.

4. THE GROUP PENSION TRANSACTION:

     On December 31, 1993 (the "Group Pension Transaction Date"), MONY entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to the Agreement, MONY agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44 percent per annum and the Series B Notes pay interest at 6.24 percent per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

     In accordance with GAAP, the transaction did not constitute a sale because MONY retained substantially all the risks and rewards associated with the deposits on contracts in force and transferred to AEGON on the Group Pension Transaction Date (the "Existing Deposits"). Accordingly, the Company continues to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". In addition, MONY reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

     Pursuant to the Agreement, MONY receives from AUSA (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Group Pension Transaction Date. However, the level of new business growth necessary for MONY to receive the New Business Growth Payment make it unlikely that MONY will ever receive any such payment.

     With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with a National Association of Insurance Commissioners ("NAIC") rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

     Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in MONY's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in MONY's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which MONY is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

     Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to MONY. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to MONY upon maturity of the Series A Notes.

     Management expects that Group Pension Profits will continue to decrease in the future consistent with the runoff of the Existing Deposits.

     The following tables set forth certain summarized financial information relating to the Group Pension Transaction as of the dates and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (hereafter

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities and (iii) the components of revenue and expense comprising the Group Pension Profits:

                                                               AS OF        AS OF
                                                              JUNE 30,   DECEMBER 31,
                                                                2000         1999
                                                              --------   ------------
                                                                  ($ IN MILLIONS)
ASSETS:
General Account Fixed Maturities: available for sale, at
  estimated fair value (amortized cost; $1,453.7 million and
  $1,532.4 million, respectively)...........................  $1,428.1     $1,510.0
  Mortgage loans on real estate.............................      67.1         98.5
  Real estate to be disposed of.............................       5.3         16.8
  Cash and cash equivalents.................................      20.4         25.3
  Accrued investment income.................................      25.5         26.5
                                                              --------     --------
     Total general account assets...........................   1,546.4      1,677.1
Separate account assets.....................................   3,425.8      3,432.7
                                                              --------     --------
     Total assets...........................................  $4,972.2     $5,109.8
                                                              ========     ========
LIABILITIES:
General Account(1)
  Policyholders' account balances...........................  $1,539.5     $1,645.7
  Other liabilities.........................................      19.1         20.7
                                                              --------     --------
     Total general account liabilities......................  $1,558.6     $1,666.4
Separate account liabilities................................   3,425.8      3,432.7
                                                              --------     --------
     Total Liabilities......................................  $4,984.4     $5,099.1
                                                              ========     ========

---------------
(1) Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $78.4 million and $88.9 million as of June 30, 2000 and December 31, 1999, respectively.

(2) Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $16.2 million and $20.3 million as of June 30, 2000 and December 31, 1999, respectively.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             FOR THE          FOR THE
                                                           THREE-MONTH       SIX-MONTH
                                                          PERIODS ENDED    PERIODS ENDED
                                                             JUNE 30,         JUNE 30,
                                                          --------------   --------------
                                                          2000     1999     2000    1999
                                                          -----   ------   ------   -----
                                                                  ($ IN MILLIONS)
REVENUES:
Product policy fees.....................................  $ 5.9   $ 6.0    $12.0    $12.1
Net investment income...................................   28.3    32.5     58.4     66.6
Net realized gains on investments.......................    0.0     1.0      0.6      4.3
                                                          -----   -----    -----    -----
     Total revenues.....................................   34.2    39.5     71.0     83.0
                                                          -----   -----    -----    -----
BENEFITS AND EXPENSES:
Interest credited to policyholders' account balances....   22.3    23.0     43.2     45.5
Other operating costs and expenses......................    3.8     4.5      9.6     11.2
                                                          -----   -----    -----    -----
     Total benefits and expenses........................   26.1    27.5     52.8     56.7
                                                          -----   -----    -----    -----
  Group Pension Profits.................................  $ 8.1   $12.0    $18.2    $26.3
                                                          =====   =====    =====    =====

5. COMMITMENTS AND CONTINGENCIES:

     a.) Since late 1995 a number of purported class actions were commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action, (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (the "Goshen case",) being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgment and dismissed all claims filed in the Goshen case against the Company on the merits. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     b.) On March 27, 2000, the MONY Group and MONY Life Insurance Company were served with a complaint in an action entitled Calvin Chatlos, M.D. and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil Levin, Superintendent, New York Insurance Department, filed in the Supreme Court of the State of New York, County of New York. The action purports to be a class action on behalf of all persons or entities who had an ownership interest in one or more in-force life insurance policies issued by MONY Life Insurance Company as of November 16, 1998. Plaintiffs seek a declaratory judgment that the New York Superintendent of Insurance and the Company violated Section 7312 of the New York Insurance Law in connection with its demutualization. Plaintiffs also allege that the Company breached its contractual obligations and alleged fiduciary duties to its policyholders in connection with the demutualization. Plaintiffs seek damages against the Company for wrongfully denying them a fair and equitable amount for their membership interests. The Company believes that the claims are without merit and intends to defend itself vigorously.

     c.) In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of matters discussed in 5(a), 5(b) and 5(c) cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the consolidated financial statements at June 30, 2000, resulting from the resolution of these matters will not have a material adverse effect on the Company's consolidated financial position or results of operations.

     d.) Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the consolidated financial position and the results of operations of the Company.

     e.) The Company maintains a line of credit with domestic banks totaling $150.0 million with a scheduled renewal date in June 2001. Under this line of credit, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The Company has complied with all covenants relating thereto. The Company has not borrowed against these lines of credit since their inception.

     f.) At June 30, 2000, the Company had commitments to issue $8.6 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 7.5% to 9.0%. In addition, the Company had commitments to issue $99.0 million of fixed rate and floating rate commercial mortgage loans with interest rates ranging from 7.8% to 9.1%. The Company had commitments outstanding to purchase private fixed maturity securities as of June 30, 2000 of $102.8 million with interest rates from 7.9% to 10.8%. At June 30, 2000, the Company had commitments to contribute capital to its equity partnership investments of $125.1 million.

6. CLOSED BLOCK:

     In accordance with New York State Insurance Law, on November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to,

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

     The assets and liabilities allocated to the Closed Block were recorded in the Company's financial statements at their historical carrying values. The carrying values of the assets allocated to the Closed Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

     To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the unlikely event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

     In addition, MONY has undertaken to reimburse the Closed Block from its general account assets outside the Closed Block for any reduction in principal payments due on the Series A Notes (which have been allocated to the Closed Block) pursuant to the terms thereof, as described in Note 4. Since the Closed Block has been funded to provide for the payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure the profits are distributed to Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

     The results of the Closed Block are presented as a single line item in the Company's statements of income entitled, "Contribution from the Closed Block". Prior to the establishment of the Closed Block the results of the assets and policies comprising the Closed Block were reported in various line items in the Company's income statements, including: premiums, investment income, net realized gains and losses on investments, benefits, amortization of deferred policy acquisition costs, etc. In addition, all assets and liabilities allocated to the Closed Block are reported in the Company's balance sheet separately under the captions "Closed Block assets" and "Closed Block liabilities", respectively. Accordingly, certain line items in the Company's financial statements subsequent to the establishment of the Closed Block reflect material

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reductions in reported amounts, as compared to periods prior to the establishment of the Closed Block, while having no effect on net income.

     The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, not funded in the Closed Block. These expenses are reported in the Company's statement of operations, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables set forth certain summarized financial information relating to the Closed Block, as of and for the periods indicated:

                                                              JUNE 30,   DECEMBER 31,
                                                                2000         1999
                                                              --------   ------------
                                                                  ($ IN MILLIONS)
ASSETS:
Fixed Maturities:
  Available for sale, at estimated fair value (amortized
     cost; $3,590.6 and $3,589.6, respectively).............  $3,467.1     $3,479.5
  Mortgage loans on real restate............................     534.9        443.0
  Policy loans..............................................   1,184.4      1,199.1
  Real estate...............................................      23.3         22.1
  Cash and cash equivalents.................................      40.4        111.3
  Premiums receivable.......................................      10.1         14.2
  Deferred policy acquisition costs.........................     664.4        689.9
  Other assets..............................................     232.7        223.0
                                                              --------     --------
     Total Closed Block assets..............................  $6,157.3     $6,182.1
                                                              ========     ========
LIABILITIES:
  Future policy benefits....................................  $6,776.9     $6,781.5
  Policyholders' account balances...........................     292.9        294.6
  Other Policyholders' liabilities..........................     171.9        164.9
  Other liabilities.........................................      25.6         62.3
                                                              --------     --------
     Total Closed Block liabilities.........................  $7,267.3     $7,303.3
                                                              ========     ========

                                                          FOR THE           FOR THE
                                                        THREE-MONTH        SIX-MONTH
                                                       PERIODS ENDED     PERIODS ENDED
                                                         JUNE 30,          JUNE 30,
                                                      ---------------   ---------------
                                                       2000     1999     2000     1999
                                                      ------   ------   ------   ------
                                                               ($ IN MILLIONS)
REVENUES:
Premiums............................................  $147.9   $158.0   $283.6   $304.4
Net investment income...............................    98.6     92.9    195.0    186.2
Net realized gains (losses) on investments..........    (4.4)     1.4     (6.9)     5.7
Other income........................................     0.3      0.3      1.1      0.7
                                                      ------   ------   ------   ------
     Total revenues.................................   242.4    252.6    472.8    497.0
                                                      ------   ------   ------   ------

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                          FOR THE           FOR THE
                                                        THREE-MONTH        SIX-MONTH
                                                       PERIODS ENDED     PERIODS ENDED
                                                         JUNE 30,          JUNE 30,
                                                      ---------------   ---------------
                                                       2000     1999     2000     1999
                                                      ------   ------   ------   ------
                                                               ($ IN MILLIONS)
BENEFITS AND EXPENSES:
Benefits to policyholders...........................   160.6    167.0    302.2    314.0
Interest credited to policyholders' account
  balances..........................................     2.1      2.2      4.3      4.4
Amortization of deferred policy acquisition costs...    14.3     17.2     31.9     35.1
Dividends to policyholders..........................    52.1     52.8    108.7    116.4
Other operating costs and expenses..................     2.5      2.0      4.3      5.2
                                                      ------   ------   ------   ------
     Total benefits and expenses....................   231.6    241.2    451.4    475.1
                                                      ------   ------   ------   ------
Contribution from the Closed Block..................  $ 10.8   $ 11.4   $ 21.4   $ 21.9
                                                      ======   ======   ======   ======

     For the three-month periods ended June 30, 2000 and 1999, there were $4.5 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. For the six-month periods ended June 30, 2000 and 1999, there were $7.5 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. There were no fixed maturity securities which have been non-income producing for the twelve months preceding such dates. At June 30, 2000 and December 31, 1999, the carrying value of mortgage loans in the Closed Block that were non-income producing for the twelve months preceding such date, were $0.3 million and $0.0 million, respectively.

7. EXTRAORDINARY AND OTHER ITEMS

     a) In January 2000, the New York Insurance Department approved, and MONY Life paid, a dividend to MONY Group in the amount of $75 million.

     b) On January 12, 2000, the Holding Company filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of MONY Group to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters of MONY Group and its subsidiaries, as it considers necessary.

     d) On March 8, 2000, the Holding Company issued $300.0 million principal amount of senior notes (the "Senior Notes") pursuant to the aforementioned Shelf Registration. The Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the Company from the issuance of the Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by the Holding Company to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and "11.25% Notes", respectively), which were outstanding at December 31, 1999. The balance of the net proceeds from the issuance of the Senior Notes was retained by the Holding Company for general corporate purposes.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, the Holding Company on March 8, 2000:

          (i) purchased two surplus notes from MONY Life (hereafter referred as the "Inter-Company Surplus Notes") to replace 9.5% Notes and the 11.25% Notes. The term of the Inter-Company Surplus Notes are identical to the 9.2% Notes and 11.25% Notes, except that the Inter-Company Surplus Notes were provided to yield a current market rate of interest and the Inter-Company Surplus Note issued to replace the $116.5 million face amount of the 11.25% Notes was issued a face amount of $100.0 million, and

          (ii) contributed capital to MONY Life in the amount of $65.0 million.

     As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, MONY Life recorded a pre-tax tax loss of $56.5 million ($36.7 million after tax) during the first quarter of 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on MONY Life's books at the date of the transaction of approximately $7.0 million and $49.5 million, respectively. This loss is reported, net of tax, as an extraordinary item on MONY Life's income statement for the six-month period ended June 30, 2000.

8. SUBSEQUENT EVENTS

     On August 3, 2000, MONY Life repurchased $6.5 million face amount of the remaining $8.5 million face amount of the 11.25% Notes, which were outstanding at March 31, 2000. As a result, the Company will record an extraordinary item on the Company's income statement for the three-month period ending September 30, 2000 of approximately $1.2 million, net of tax.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM EQUITY MASTER
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                          MONY LIFE INSURANCE COMPANY

ADDITIONAL INFORMATION

     This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

   AGE, GENDER, UNDERWRITING CLASSIFICATION     SPECIFIED   INITIAL GUIDELINE   INITIAL GUIDELINE
           AND DEATH BENEFIT OPTION              AMOUNT      SINGLE PREMIUM      ANNUAL PREMIUM
   ----------------------------------------     ---------   -----------------   -----------------
Age 45, Male, Non-Smoker Preferred, Option 1    $200,000       $46,615.01          $ 3,916.34
Age 45, Female, Non-Smoker Preferred, Option 1  $200,000       $39,961.33          $ 3,296.01
Age 45, Male, Smoker Standard, Option 1         $200,000       $59,527.18          $ 5,183.74
Age 45, Male, Non-Smoker, Preferred, Option 2   $200,000       $46,615.01          $12,604.56
Age 35, Male, Non-Smoker, Preferred, Option 1   $200,000       $30,141.23          $ 2,459.72
Age 55, Male, Non-Smoker, Preferred, Option 1   $200,000       $71,291.58          $ 6,561.34

     Values shown on this illustration are based on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of .80% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 4% of each premium dollar paid for amounts less than $500,000, and 3% for total amounts of $500,000 or more.

     3. A DAC tax charge of 1.50% of gross premiums in all policy years. No charge will be deducted where premiums received are not subject to this tax.

     For the first year, those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650        16    1,964   200,000        16    1,964   200,000        16    1,964   200,000
   5       2,650     5,847    7,405   200,000     5,847    7,405   200,000     7,499    9,058   200,000
   10      2,650    11,130   12,039   200,000    11,130   12,039   200,000    16,264   17,173   200,000
   20      2,650     8,699    8,699   200,000     8,699    8,699   200,000    25,367   25,367   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    22,296   22,296   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 23 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------                                -------------------------
                                Signature of Representative                                          Date

Age 45 Male Non-Smoker Preferred                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,650        16    1,964   200,000        16    1,964   200,000        16    1,964   200,000
 2     47     2,650     1,489    3,438   200,000     1,489    3,438   200,000     1,885    3,834   200,000
 3     48     2,650     3,009    4,827   200,000     3,009    4,827   200,000     3,792    5,611   200,000
 4     49     2,650     4,468    6,157   200,000     4,468    6,157   200,000     5,656    7,345   200,000
 5     50     2,650     5,847    7,405   200,000     5,847    7,405   200,000     7,499    9,058   200,000
 6     51     2,650     7,123    8,551   200,000     7,123    8,551   200,000     9,321   10,750   200,000
 7     52     2,650     8,298    9,597   200,000     8,298    9,597   200,000    11,124   12,423   200,000
 8     53     2,650     9,375   10,544   200,000     9,375   10,544   200,000    12,885   14,054   200,000
 9     54     2,650    10,311   11,350   200,000    10,311   11,350   200,000    14,605   15,644   200,000
10     55     2,650    11,130   12,039   200,000    11,130   12,039   200,000    16,264   17,173   200,000
11     56     2,650    11,789   12,568   200,000    11,789   12,568   200,000    17,840   18,620   200,000
12     57     2,650    12,419   12,939   200,000    12,419   12,939   200,000    19,446   19,965   200,000
13     58     2,650    12,894   13,153   200,000    12,894   13,153   200,000    20,931   21,191   200,000
14     59     2,650    13,038   13,168   200,000    13,038   13,168   200,000    22,128   22,258   200,000
15     60     2,650    12,983   12,983   200,000    12,983   12,983   200,000    23,126   23,126   200,000
16     61     2,650    12,723   12,723   200,000    12,723   12,723   200,000    23,967   23,967   200,000
17     62     2,650    12,218   12,218   200,000    12,218   12,218   200,000    24,616   24,616   200,000
18     63     2,650    11,401   11,401   200,000    11,401   11,401   200,000    25,054   25,054   200,000
19     64     2,650    10,245   10,245   200,000    10,245   10,245   200,000    25,304   25,304   200,000
20     65     2,650     8,699    8,699   200,000     8,699    8,699   200,000    25,367   25,367   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                        Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     6,710   6,710  200,000    6,710   6,710  200,000   25,244  25,244  200,000
22     67     2,650     4,241   4,241  200,000    4,241   4,241  200,000   24,873  24,873  200,000
23     68     2,650     1,228   1,228  200,000    1,228   1,228  200,000   24,252  24,252  200,000
24     69     2,650    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   23,401  23,401  200,000
25     70     2,650                                                        22,296  22,296  200,000
26     71     2,650                                                        20,889  20,889  200,000
27     72     2,650                                                        19,239  19,239  200,000
28     73     2,650                                                        17,232  17,232  200,000
29     74     2,650                                                        14,791  14,791  200,000
30     75     2,650                                                        11,854  11,854  200,000
31     76     2,650                                                         8,379   8,379  200,000
32     77     2,650                                                         4,291   4,291  200,000
33     78         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                            Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                       Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                   Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       2,650        16    1,964   200,000       148    2,097   200,000        148     2,097   200,000
   5       2,650     5,847    7,405   200,000     7,537    9,095   200,000      9,386    10,944   200,000
   10      2,650    11,130   12,039   200,000    17,005   17,915   200,000     23,369    24,278   200,000
   20      2,650     8,699    8,699   200,000    30,012   30,012   200,000     55,341    55,341   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    25,215   25,215   200,000     71,536    71,536   200,000
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    113,184   113,184   200,000
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    108,478   108,478   200,000

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 23 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------                                 -------------------------
                                Signature of Representative                                           Date

Age 45 Male Non-Smoker Preferred                                                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                           Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                       Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,650        16    1,964   200,000       148    2,097   200,000       148    2,097   200,000
 2     47     2,650     1,489    3,438   200,000     1,863    3,812   200,000     2,271    4,220   200,000
 3     48     2,650     3,009    4,827   200,000     3,722    5,541   200,000     4,554    6,373   200,000
 4     49     2,650     4,468    6,157   200,000     5,620    7,309   200,000     6,916    8,605   200,000
 5     50     2,650     5,847    7,405   200,000     7,537    9,095   200,000     9,386   10,944   200,000
 6     51     2,650     7,123    8,551   200,000     9,451   10,880   200,000    11,967   13,396   200,000
 7     52     2,650     8,298    9,597   200,000    11,365   12,664   200,000    14,666   15,965   200,000
 8     53     2,650     9,375   10,544   200,000    13,280   14,449   200,000    17,466   18,635   200,000
 9     54     2,650    10,311   11,350   200,000    15,152   16,191   200,000    20,372   21,411   200,000
10     55     2,650    11,130   12,039   200,000    17,005   17,915   200,000    23,369   24,278   200,000
11     56     2,650    11,789   12,568   200,000    18,796   19,575   200,000    26,441   27,221   200,000
12     57     2,650    12,419   12,939   200,000    20,653   21,173   200,000    29,704   30,223   200,000
13     58     2,650    12,894   13,153   200,000    22,447   22,707   200,000    33,012   33,272   200,000
14     59     2,650    13,038   13,168   200,000    24,002   24,132   200,000    36,202   36,332   200,000
15     60     2,650    12,983   12,983   200,000    25,447   25,447   200,000    39,369   39,369   200,000
16     61     2,650    12,723   12,723   200,000    26,778   26,778   200,000    42,563   42,563   200,000
17     62     2,650    12,218   12,218   200,000    27,956   27,956   200,000    45,756   45,756   200,000
18     63     2,650    11,401   11,401   200,000    28,913   28,913   200,000    48,936   48,936   200,000
19     64     2,650    10,245   10,245   200,000    29,617   29,617   200,000    52,128   52,128   200,000
20     65     2,650     8,699    8,699   200,000    30,012   30,012   200,000    55,341   55,341   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                                    Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                               Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                           Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     6,710   6,710  200,000   30,038  30,038  200,000    58,582  58,582 200,000
22     67     2,650     4,241   4,241  200,000   29,647  29,647  200,000    61,810  61,810 200,000
23     68     2,650     1,228   1,228  200,000   28,768  28,768  200,000    65,033  65,033 200,000
24     69     2,650    LAPSED  LAPSED   LAPSED   27,336  27,336  200,000    68,277  68,277 200,000
25     70     2,650                              25,215  25,215  200,000    71,536  71,536 200,000
26     71     2,650                              22,270  22,270  200,000    74,790  74,790 200,000
27     72     2,650                              18,320  18,320  200,000    78,095  78,095 200,000
28     73     2,650                              13,103  13,103  200,000    81,390  81,390 200,000
29     74     2,650                               6,331   6,331  200,000    84,644  84,644 200,000
30     75     2,650                              LAPSED  LAPSED   LAPSED    87,842  87,842 200,000
31     76     2,650                                                         90,984  90,984 200,000
32     77     2,650                                                         94,055  94,055 200,000
33     78     2,650                                                         97,030  97,030 200,000
34     79     2,650                                                         99,896  99,896 200,000
35     80     2,650                                                        102,639 102,639 200,000
36     81     2,650                                                        105,236 105,236 200,000
37     82     2,650                                                        107,658 107,658 200,000
38     83     2,650                                                        109,899 109,899 200,000
39     84     2,650                                                        111,775 111,775 200,000
40     85     2,650                                                        113,184 113,184 200,000
41     86     2,650                                                        114,047 114,047 200,000
42     87     2,650                                                        114,222 114,222 200,000
43     88     2,650                                                        113,466 113,466 200,000
44     89     2,650                                                        111,649 111,649 200,000
45     90     2,650                                                        108,478 108,478 200,000
46     91     2,650                                                        103,396 103,396 200,000
47     92     2,650                                                         95,957  95,957 200,000
48     93     2,650                                                         85,373  85,373 200,000
49     94     2,650                                                         70,777  70,777 200,000
50     95     2,650                                                         50,710  50,710 200,000
51     96     2,650                                                         23,611  23,611 200,000
52     97         0                                                         LAPSED  LAPSED  LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       2,650        16    1,964   200,000          281       2,229     200,000         281       2,229     200,000
   5       2,650     5,847    7,405   200,000        9,540      11,098     200,000      11,604      13,163     200,000
   10      2,650    11,130   12,039   200,000       25,673      26,582     200,000      33,615      34,525     200,000
   20      2,650     8,699    8,699   200,000       83,030      83,030     200,000     123,238     123,238     200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED      137,412     137,412     200,000     215,514     215,514     249,996
@ Age 85   2,650    LAPSED   LAPSED    LAPSED      651,178     651,178     683,737   1,021,932   1,021,932   1,073,029
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    1,040,656   1,040,656   1,092,689   1,663,957   1,663,957   1,747,155

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.
                                ------------------------------------                                 -------------------------
                                Signature of Representative                                          Date

Age 45 Male Non-Smoker Preferred                                                                     Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                            Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)          12.00% (11.25% NET)       12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     46     2,650         16      1,964  200,000      281   2,229  200,000       281   2,229 200,000
 2     47     2,650      1,489      3,438  200,000    2,254   4,202  200,000     2,674   4,622 200,000
 3     48     2,650      3,009      4,827  200,000    4,499   6,318  200,000     5,380   7,199 200,000
 4     49     2,650      4,468      6,157  200,000    6,929   8,617  200,000     8,340  10,028 200,000
 5     50     2,650      5,847      7,405  200,000    9,540  11,098  200,000    11,604  13,163 200,000
 6     51     2,650      7,123      8,551  200,000   12,330  13,759  200,000    15,205  16,634 200,000
 7     52     2,650      8,298      9,597  200,000   15,323  16,622  200,000    19,181  20,480 200,000
 8     53     2,650      9,375     10,544  200,000   18,545  19,714  200,000    23,548  24,717 200,000
 9     54     2,650     10,311     11,350  200,000   21,977  23,017  200,000    28,351  29,390 200,000
10     55     2,650     11,130     12,039  200,000   25,673  26,582  200,000    33,615  34,525 200,000
11     56     2,650     11,789     12,568  200,000   29,622  30,401  200,000    39,375  40,154 200,000
12     57     2,650     12,419     12,939  200,000   33,991  34,510  200,000    45,796  46,316 200,000
13     58     2,650     12,894     13,153  200,000   38,690  38,950  200,000    52,796  53,056 200,000
14     59     2,650     13,038     13,168  200,000   43,596  43,726  200,000    60,281  60,411 200,000
15     60     2,650     12,983     12,983  200,000   48,890  48,890  200,000    68,426  68,426 200,000
16     61     2,650     12,723     12,723  200,000   54,640  54,640  200,000    77,374  77,374 200,000
17     62     2,650     12,218     12,218  200,000   60,884  60,884  200,000    87,201  87,201 200,000
18     63     2,650     11,401     11,401  200,000   67,649  67,649  200,000    98,017  98,017 200,000
19     64     2,650     10,245     10,245  200,000   75,007  75,007  200,000   109,976 109,976 200,000
20     65     2,650      8,699      8,699  200,000   83,030  83,030  200,000   123,238 123,238 200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                                  Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                             Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                         Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)        12.00%   (11.25% NET)        12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND     DEATH      CASH       FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE     VALUE    PROCEEDS   VALUE      VALUE   PROCEEDS
21     66     2,650     6,710   6,710  200,000    91,809    91,809   200,000   137,989   137,989   200,000
22     67     2,650     4,241   4,241  200,000   101,473   101,473   200,000   154,419   154,419   200,000
23     68     2,650     1,228   1,228  200,000   112,166   112,166   200,000   172,777   172,777   203,877
24     69     2,650    LAPSED  LAPSED   LAPSED   124,077   124,077   200,000   193,112   193,112   225,941
25     70     2,650                              137,412   137,412   200,000   215,514   215,514   249,996
26     71     2,650                              152,445   152,445   200,000   240,188   240,188   276,217
27     72     2,650                              169,523   169,523   200,000   267,444   267,444   302,212
28     73     2,650                              188,996   188,996   209,786   297,554   297,554   330,285
29     74     2,650                              210,642   210,642   229,600   330,841   330,841   360,617
30     75     2,650                              234,610   234,610   251,032   367,678   367,678   393,416
31     76     2,650                              261,221   261,221   274,282   408,496   408,496   428,921
32     77     2,650                              290,455   290,455   304,978   453,488   453,488   476,163
33     78     2,650                              322,554   322,554   338,682   503,066   503,066   528,219
34     79     2,650                              357,778   357,778   375,667   557,681   557,681   585,565
35     80     2,650                              396,404   396,404   416,224   617,829   617,829   648,720
36     81     2,650                              438,724   438,724   460,660   684,046   684,046   718,249
37     82     2,650                              485,040   485,040   509,292   756,919   756,919   794,765
38     83     2,650                              535,668   535,668   562,451   837,094   837,094   878,949
39     84     2,650                              590,932   590,932   620,478   925,196   925,196   971,456
40     85     2,650                              651,178   651,178   683,737 1,021,932 1,021,932 1,073,029
41     86     2,650                              716,771   716,771   752,610 1,128,085 1,128,085 1,184,489
42     87     2,650                              788,096   788,096   827,501 1,244,469 1,244,469 1,306,693
43     88     2,650                              865,567   865,567   908,845 1,371,909 1,371,909 1,440,505
44     89     2,650                              949,608   949,608   997,088 1,511,406 1,511,406 1,586,976
45     90     2,650                            1,040,656 1,040,656 1,092,689 1,663,957 1,663,957 1,747,155

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                                        Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                   Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  --------------------------------------
END                       0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH        FUND      DEATH       CASH       FUND      DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE       VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS
46     91     2,650                              1,139,138  1,139,138  1,196,095  1,830,491  1,830,491  1,922,015
47     92     2,650                              1,248,951  1,248,951  1,298,909  2,015,177  2,015,177  2,095,785
48     93     2,650                              1,372,079  1,372,079  1,413,241  2,220,686  2,220,686  2,287,306
49     94     2,650                              1,510,961  1,510,961  1,541,181  2,450,300  2,450,300  2,499,306
50     95     2,650                              1,668,773  1,668,773  1,685,461  2,707,813  2,707,813  2,734,891
51     96     2,650                              1,842,032  1,842,032  1,860,452  2,991,910  2,991,910  3,021,829
52     97     2,650                              2,031,497  2,031,497  2,051,812  3,305,324  3,305,324  3,338,378
53     98     2,650                              2,236,712  2,236,712  2,259,079  3,650,950  3,650,950  3,687,460
54     99     2,650                              2,459,355  2,459,355  2,483,948  4,032,013  4,032,013  4,072,333
55     100    2,650                              2,703,894  2,703,894  2,730,933  4,451,876  4,451,876  4,496,395

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                                   Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                              Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                          Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,480   200,000         0    1,480   200,000         0    1,480   200,000
   5       2,050     3,951    5,157   200,000     3,951    5,157   200,000     5,730    6,936   200,000
   10      2,050     7,507    8,211   200,000     7,507    8,211   200,000    12,279   12,982   200,000
   20      2,050     7,526    7,526   200,000     7,526    7,526   200,000    19,589   19,589   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    19,287   19,287   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 24 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------                                 -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------                                  -------------------------
                                Signature of Representative                                           Date

Age 45 Female Non-Smoker Preferred                                                                       Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                    Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                                Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                        0.00% (-.75% NET)         0.00% (-.75% NET)        0.00% (-.75% NET)
 OF          PREMIUM     CASH     FUND    DEATH    CASH   FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     VALUE     VALUE  PROCEEDS  VALUE  VALUE  PROCEEDS  VALUE   VALUE   PROCEEDS
 1     46     2,050         0     1,480  200,000       0  1,480  200,000        0   1,480  200,000
 2     47     2,050       965     2,472  200,000     965  2,472  200,000    1,386   2,893  200,000
 3     48     2,050     2,024     3,431  200,000   2,024  3,431  200,000    2,859   4,266  200,000
 4     49     2,050     3,027     4,333  200,000   3,027  4,333  200,000    4,314   5,621  200,000
 5     50     2,050     3,951     5,157  200,000   3,951  5,157  200,000    5,730   6,936  200,000
 6     51     2,050     4,822     5,927  200,000   4,822  5,927  200,000    7,129   8,235  200,000
 7     52     2,050     5,616     6,621  200,000   5,616  6,621  200,000    8,489   9,494  200,000
 8     53     2,050     6,335     7,239  200,000   6,335  7,239  200,000    9,812  10,716  200,000
 9     54     2,050     6,957     7,761  200,000   6,957  7,761  200,000   11,075  11,879  200,000
10     55     2,050     7,507     8,211  200,000   7,507  8,211  200,000   12,279  12,982  200,000
11     56     2,050     7,963     8,566  200,000   7,963  8,566  200,000   13,448  14,051  200,000
12     57     2,050     8,425     8,827  200,000   8,425  8,827  200,000   14,662  15,064  200,000
13     58     2,050     8,796     8,997  200,000   8,796  8,997  200,000   15,799  16,000  200,000
14     59     2,050     8,974     9,075  200,000   8,974  9,075  200,000   16,651  16,751  200,000
15     60     2,050     9,062     9,062  200,000   9,062  9,062  200,000   17,323  17,323  200,000
16     61     2,050     9,103     9,103  200,000   9,103  9,103  200,000   17,969  17,969  200,000
17     62     2,050     9,009     9,009  200,000   9,009  9,009  200,000   18,525  18,525  200,000
18     63     2,050     8,733     8,733  200,000   8,733  8,733  200,000   18,968  18,968  200,000
19     64     2,050     8,255     8,255  200,000   8,255  8,255  200,000   19,323  19,323  200,000
20     65     2,050     7,526     7,526  200,000   7,526  7,526  200,000   19,589  19,589  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                                      Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                   Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,050     6,524   6,524  200,000    6,524   6,524  200,000   19,769  19,769  200,000
22     67     2,050     5,245   5,245  200,000    5,245   5,245  200,000   19,840  19,840  200,000
23     68     2,050     3,684   3,684  200,000    3,684   3,684  200,000   19,784  19,784  200,000
24     69     2,050     1,814   1,814  200,000    1,814   1,814  200,000   19,599  19,599  200,000
25     70     2,050    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   19,287  19,287  200,000
26     71     2,050                                                        18,783  18,783  200,000
27     72     2,050                                                        18,108  18,108  200,000
28     73     2,050                                                        17,261  17,261  200,000
29     74     2,050                                                        16,067  16,067  200,000
30     75     2,050                                                        14,498  14,498  200,000
31     76     2,050                                                        12,546  12,546  200,000
32     77     2,050                                                         9,978   9,978  200,000
33     78     2,050                                                         6,793   6,793  200,000
34     79     2,050                                                         2,965   2,965  200,000
35     80         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                                    Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                 Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                             Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,480   200,000        73    1,581   200,000        73    1,581   200,000
   5       2,050     3,951    5,157   200,000     5,177    6,383   200,000     7,169    8,375   200,000
   10      2,050     7,507    8,211   200,000    11,646   12,350   200,000    17,690   18,394   200,000
   20      2,050     7,526    7,526   200,000    22,150   22,150   200,000    41,953   41,953   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    21,337   21,337   200,000    55,496   55,496   200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    81,468   81,468   200,000
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    54,138   54,138   200,000

* Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 32 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 24 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------                                 -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------                                 -------------------------
                                Signature of Representative                                           Date

Age 45 Female Non-Smoker Preferred                                                                        Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                        GUARANTEED CHARGES                          CURRENT CHARGES
                       -----------------------------------------------------   --------------------------
END                       0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,050        0   1,480   200,000        73    1,581   200,000        73    1,581   200,000
 2     47     2,050      965   2,472   200,000     1,245    2,753   200,000     1,680    3,187   200,000
 3     48     2,050    2,024   3,431   200,000     2,552    3,959   200,000     3,438    4,845   200,000
 4     49     2,050    3,027   4,333   200,000     3,870    5,176   200,000     5,274    6,581   200,000
 5     50     2,050    3,951   5,157   200,000     5,177    6,383   200,000     7,169    8,375   200,000
 6     51     2,050    4,822   5,927   200,000     6,497    7,603   200,000     9,148   10,254   200,000
 7     52     2,050    5,616   6,621   200,000     7,809    8,814   200,000    11,193   12,198   200,000
 8     53     2,050    6,335   7,239   200,000     9,112   10,016   200,000    13,307   14,212   200,000
 9     54     2,050    6,957   7,761   200,000    10,383   11,187   200,000    15,472   16,276   200,000
10     55     2,050    7,507   8,211   200,000    11,646   12,350   200,000    17,690   18,394   200,000
11     56     2,050    7,963   8,566   200,000    12,878   13,481   200,000    19,988   20,591   200,000
12     57     2,050    8,425   8,827   200,000    14,179   14,581   200,000    22,449   22,851   200,000
13     58     2,050    8,796   8,997   200,000    15,447   15,648   200,000    24,954   25,155   200,000
14     59     2,050    8,974   9,075   200,000    16,582   16,683   200,000    27,302   27,402   200,000
15     60     2,050    9,062   9,062   200,000    17,684   17,684   200,000    29,594   29,594   200,000
16     61     2,050    9,103   9,103   200,000    18,801   18,801   200,000    31,987   31,987   200,000
17     62     2,050    9,009   9,009   200,000    19,847   19,847   200,000    34,421   34,421   200,000
18     63     2,050    8,733   8,733   200,000    20,775   20,775   200,000    36,880   36,880   200,000
19     64     2,050    8,255   8,255   200,000    21,560   21,560   200,000    39,389   39,389   200,000
20     65     2,050    7,526   7,526   200,000    22,150   22,150   200,000    41,953   41,953   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                                 Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                              Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                          Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,050     6,524   6,524  200,000   22,513  22,513  200,000   44,577  44,577  200,000
22     67     2,050     5,245   5,245  200,000   22,638  22,638  200,000   47,249  47,249  200,000
23     68     2,050     3,684   3,684  200,000   22,510  22,510  200,000   49,955  49,955  200,000
24     69     2,050     1,814   1,814  200,000   22,090  22,090  200,000   52,702  52,702  200,000
25     70     2,050    LAPSED  LAPSED   LAPSED   21,337  21,337  200,000   55,496  55,496  200,000
26     71     2,050                              20,158  20,158  200,000   58,292  58,292  200,000
27     72     2,050                              18,453  18,453  200,000   61,112  61,112  200,000
28     73     2,050                              16,063  16,063  200,000   63,964  63,964  200,000
29     74     2,050                              12,784  12,784  200,000   66,723  66,723  200,000
30     75     2,050                               8,450   8,450  200,000   69,379  69,379  200,000
31     76     2,050                               2,793   2,793  200,000   71,937  71,937  200,000
32     77     2,050                              LAPSED  LAPSED   LAPSED   74,245  74,245  200,000
33     78     2,050                                                        76,316  76,316  200,000
34     79     2,050                                                        78,147  78,147  200,000
35     80     2,050                                                        79,747  79,747  200,000
36     81     2,050                                                        81,091  81,091  200,000
37     82     2,050                                                        82,051  82,051  200,000
38     83     2,050                                                        82,544  82,544  200,000
39     84     2,050                                                        82,414  82,414  200,000
40     85     2,050                                                        81,468  81,468  200,000
41     86     2,050                                                        79,621  79,621  200,000
42     87     2,050                                                        76,243  76,243  200,000
43     88     2,050                                                        71,087  71,087  200,000
44     89     2,050                                                        63,864  63,864  200,000
45     90     2,050                                                        54,318  54,318  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Female Non-Smoker Preferred                                                                 Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                              Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                          Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
46     91     2,050                                                        41,349  41,349  200,000
47     92     2,050                                                        23,904  23,904  200,000
48     93     2,050                                                           119     119  200,000
49     94         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                       Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                                   Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**              CURRENT CHARGES***
                    --------------------------   ----------------------------   ---------------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       2,050         0    1,480   200,000        175     1,682   200,000          175       1,682     200,000
   5       2,050     3,951    5,157   200,000      6,634     7,840   200,000        8,860      10,066     200,000
   10      2,050     7,507    8,211   200,000     17,787    18,490   200,000       25,492      26,196     200,000
   20      2,050     7,526    7,526   200,000     58,255    58,255   200,000       92,572      92,572     200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED     95,069    95,069   200,000      160,974     160,974     200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    439,206   439,206   461,166      772,781     772,781     811,420
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    709,918   709,918   745,414    1,263,215   1,263,215   1,326,375

* Policy lapses in policy year 25 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------------------                                -------------------------
                                Signature of Representative                                           Date

Age 45 Female Non-Smoker Preferred                                                                  Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                               Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                           Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                        GUARANTEED CHARGES                          CURRENT CHARGES
                       -----------------------------------------------------   --------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)          12.00% (11.25% NET)
 OF          PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,050       0    1,480   200,000       175    1,682   200,000       175    1,682   200,000
 2     47     2,050     965    2,472   200,000     1,539    3,046   200,000     1,986    3,493   200,000
 3     48     2,050    2,024   3,431   200,000     3,127    4,534   200,000     4,066    5,473   200,000
 4     49     2,050    3,027   4,333   200,000     4,830    6,136   200,000     6,358    7,665   200,000
 5     50     2,050    3,951   5,157   200,000     6,634    7,840   200,000     8,860   10,066   200,000
 6     51     2,050    4,822   5,927   200,000     8,578    9,683   200,000    11,618   12,724   200,000
 7     52     2,050    5,616   6,621   200,000    10,653   11,658   200,000    14,637   15,642   200,000
 8     53     2,050    6,335   7,239   200,000    12,875   13,779   200,000    17,946   18,850   200,000
 9     54     2,050    6,957   7,761   200,000    15,239   16,043   200,000    21,553   22,357   200,000
10     55     2,050    7,507   8,211   200,000    17,787   18,490   200,000    25,492   26,196   200,000
11     56     2,050    7,963   8,566   200,000    20,517   21,120   200,000    29,824   30,427   200,000
12     57     2,050    8,425   8,827   200,000    23,554   23,956   200,000    34,670   35,072   200,000
13     58     2,050    8,796   8,997   200,000    26,823   27,024   200,000    39,957   40,158   200,000
14     59     2,050    8,974   9,075   200,000    30,254   30,354   200,000    45,537   45,637   200,000
15     60     2,050    9,062   9,062   200,000    33,979   33,979   200,000    51,565   51,565   200,000
16     61     2,050    9,103   9,103   200,000    38,093   38,093   200,000    58,253   58,253   200,000
17     62     2,050    9,009   9,009   200,000    42,561   42,561   200,000    65,614   65,614   200,000
18     63     2,050    8,733   8,733   200,000    47,390   47,390   200,000    73,716   73,716   200,000
19     64     2,050    8,255   8,255   200,000    52,614   52,614   200,000    82,667   82,667   200,000
20     65     2,050    7,526   7,526   200,000    58,255   58,255   200,000    92,572   92,572   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                                        Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                     Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                                 Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                         GUARANTEED CHARGES                              CURRENT CHARGES
                       ------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
21     66     2,050     6,524   6,524  200,000    64,361    64,361   200,000      103,549     103,549     200,000
22     67     2,050     5,245   5,245  200,000    71,008    71,008   200,000      115,720     115,720     200,000
23     68     2,050     3,684   3,684  200,000    78,282    78,282   200,000      129,227     129,227     200,000
24     69     2,050     1,814   1,814  200,000    86,268    86,268   200,000      144,246     144,246     200,000
25     70     2,050    LAPSED  LAPSED   LAPSED    95,069    95,069   200,000      160,974     160,974     200,000
26     71     2,050                              104,784   104,784   200,000      179,618     179,618     206,560
27     72     2,050                              115,539   115,539   200,000      200,272     200,272     226,307
28     73     2,050                              127,479   127,479   200,000      223,099     223,099     247,639
29     74     2,050                              140,791   140,791   200,000      248,318     248,318     270,667
30     75     2,050                              155,755   155,755   200,000      276,205     276,205     295,539
31     76     2,050                              172,716   172,716   200,000      307,070     307,070     322,423
32     77     2,050                              192,144   192,144   201,752      341,103     341,103     358,158
33     78     2,050                              213,930   213,930   224,627      378,626     378,626     397,557
34     79     2,050                              237,888   237,888   249,782      419,989     419,989     440,988
35     80     2,050                              264,216   264,216   277,427      465,582     465,582     488,861
36     81     2,050                              293,126   293,126   307,783      515,827     515,827     541,618
37     82     2,050                              324,843   324,843   341,085      571,165     571,165     599,723
38     83     2,050                              359,597   359,597   377,577      632,086     632,086     663,690
39     84     2,050                              397,632   397,632   417,514      699,107     699,107     734,062
40     85     2,050                              439,206   439,206   461,166      772,781     772,781     811,420
41     86     2,050                              484,587   484,587   508,817      853,747     853,747     896,435
42     87     2,050                              534,058   534,058   560,761      942,527     942,527     989,654
43     88     2,050                              587,907   587,907   617,303    1,039,830   1,039,830   1,091,822
44     89     2,050                              646,428   646,428   678,750    1,146,445   1,146,445   1,203,768
45     90     2,050                              709,918   709,918   745,414    1,263,215   1,263,215   1,326,375

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Female Non-Smoker Preferred                                                                        Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                      Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                                 CURRENT CHARGES
                       -----------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
46      91    2,050                                778,656     778,656     817,589   1,391,059   1,391,059   1,460,612
47      92    2,050                                855,002     855,002     889,202   1,532,570   1,532,750   1,593,873
48      93    2,050                                940,264     940,264     968,472   1,689,707   1,689,707   1,740,398
49      94    2,050                              1,036,096   1,036,096   1,056,818   1,865,017   1,865,017   1,902,317
50      95    2,050                              1,144,686   1,144,686   1,156,133   2,061,294   2,061,294   2,081,907
51      96    2,050                              1,263,889   1,263,889   1,276,528   2,277,836   2,277,836   2,300,614
52      97    2,050                              1,394,220   1,394,220   1,408,162   2,516,720   2,516,720   2,541,887
53      98    2,050                              1,535,361   1,535,361   1,550,715   2,780,229   2,780,229   2,808,031
54      99    2,050                              1,688,409   1,688,409   1,705,293   3,070,880   3,070,880   3,101,589
55     100    2,050                              1,856,509   1,856,509   1,875,074   3,391,442   3,391,442   3,425,357

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                                                                      Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                   Version 2.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,771   200,000         0    2,771   200,000         0    2,771   200,000
   5       3,800     7,164    9,398   200,000     7,164    9,398   200,000     9,686   11,920   200,000
   10      3,800    12,486   13,789   200,000    12,486   13,789   200,000    19,943   21,246   200,000
   20      3,800       421      421   200,000       421      421   200,000    23,772   23,772   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    11,306   11,306   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 20 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------                                 -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------                                -------------------------
                                Signature of Representative                                          Date

Age 45 Male Smoker Standard                                                                           Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                 Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                             Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                         CURRENT CHARGES
                       ------------------------------------------------------  --------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)          0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH     FUND     DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE    VALUE    PROCEEDS
 1     46     3,800          0      2,771  200,000        0   2,771  200,000        0    2,771   200,000
 2     47     3,800      1,840      4,633  200,000    1,840   4,633  200,000    2,510    5,303   200,000
 3     48     3,800      3,761      6,367  200,000    3,761   6,367  200,000    5,020    7,627   200,000
 4     49     3,800      5,534      7,955  200,000    5,534   7,955  200,000    7,396    9,817   200,000
 5     50     3,800      7,164      9,398  200,000    7,164   9,398  200,000    9,686   11,920   200,000
 6     51     3,800      8,629     10,678  200,000    8,629  10,678  200,000   11,892   13,940   200,000
 7     52     3,800      9,912     11,774  200,000    9,912  11,774  200,000   14,039   15,901   200,000
 8     53     3,800     11,014     12,690  200,000   11,014  12,690  200,000   16,105   17,781   200,000
 9     54     3,800     11,871     13,361  200,000   11,871  13,361  200,000   18,073   19,562   200,000
10     55     3,800     12,486     13,789  200,000   12,486  13,789  200,000   19,943   21,246   200,000
11     56     3,800     12,858     13,976  200,000   12,858  13,976  200,000   21,656   22,773   200,000
12     57     3,800     13,132     13,877  200,000   13,132  13,877  200,000   23,338   24,083   200,000
13     58     3,800     13,118     13,491  200,000   13,118  13,491  200,000   24,746   25,118   200,000
14     59     3,800     12,607     12,793  200,000   12,607  12,793  200,000   25,636   25,822   200,000
15     60     3,800     11,757     11,757  200,000   11,757  11,757  200,000   26,175   26,175   200,000
16     61     3,800     10,522     10,522  200,000   10,522  10,522  200,000   26,369   26,369   200,000
17     62     3,800      8,845      8,845  200,000    8,845   8,845  200,000   26,235   26,235   200,000
18     63     3,800      6,644      6,644  200,000    6,644   6,644  200,000   25,750   25,750   200,000
19     64     3,800      3,876      3,876  200,000    3,876   3,876  200,000   24,931   24,931   200,000
20     65     3,800        421        421  200,000      421     421  200,000   23,772   23,772   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc, Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                                            Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                  Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                              Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     3,800    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   22,264  22,264  200,000
22     67     3,800                                                        20,292  20,292  200,000
23     68     3,800                                                        17,795  17,795  200,000
24     69     3,800                                                        14,793  14,793  200,000
25     70     3,800                                                        11,306  11,306  200,000
26     71     3,800                                                         7,193   7,193  200,000
27     72     3,800                                                         2,506   2,506  200,000
28     73         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                                  Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                        Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                    Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,771   200,000       167    2,960   200,000       167    2,960   200,000
   5       3,800     7,164    9,398   200,000     9,454   11,688   200,000    12,285   14,519   200,000
   10      3,800    12,486   13,789   200,000    20,157   21,460   200,000    29,426   30,729   200,000
   20      3,800       421      421   200,000    26,553   26,553   200,000    62,949   62,949   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED     7,501    7,501   200,000    76,104   76,104   200,000
@ Age 85   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    57,077   57,077   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 26 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 20 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -------------------------------------                                -------------------------
                                Signature of Representative                                          Date

Age 45 Male Smoker Standard                                Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                                   Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     3,800         0    2,771   200,000       167    2,960   200,000       167    2,960   200,000
 2     47     3,800     1,840    4,633   200,000     2,365    5,158   200,000     3,056    5,849   200,000
 3     48     3,800     3,761    6,367   200,000     4,749    7,356   200,000     6,087    8,694   200,000
 4     49     3,800     5,534    7,955   200,000     7,111    9,532   200,000     9,146   11,567   200,000
 5     50     3,800     7,164    9,398   200,000     9,454   11,688   200,000    12,285   14,519   200,000
 6     51     3,800     8,629   10,678   200,000    11,756   13,805   200,000    15,509   17,557   200,000
 7     52     3,800     9,912   11,774   200,000    13,998   15,860   200,000    18,846   20,708   200,000
 8     53     3,800    11,014   12,690   200,000    16,178   17,854   200,000    22,284   23,960   200,000
 9     54     3,800    11,871   13,361   200,000    18,232   19,721   200,000    25,808   27,297   200,000
10     55     3,800    12,486   13,789   200,000    20,157   21,460   200,000    29,426   30,729   200,000
11     56     3,800    12,858   13,976   200,000    21,949   23,066   200,000    33,085   34,202   200,000
12     57     3,800    13,132   13,877   200,000    23,749   24,493   200,000    36,921   37,665   200,000
13     58     3,800    13,118   13,491   200,000    25,362   25,735   200,000    40,695   41,068   200,000
14     59     3,800    12,607   12,793   200,000    26,574   26,760   200,000    44,173   44,360   200,000
15     60     3,800    11,757   11,757   200,000    27,538   27,538   200,000    47,528   47,528   200,000
16     61     3,800    10,522   10,522   200,000    28,208   28,208   200,000    50,772   50,772   200,000
17     62     3,800     8,845    8,845   200,000    28,526   28,526   200,000    53,934   53,934   200,000
18     63     3,800     6,644    6,644   200,000    28,405   28,405   200,000    57,004   57,004   200,000
19     64     3,800     3,876    3,876   200,000    27,790   27,790   200,000    60,007   60,007   200,000
20     65     3,800       421      421   200,000    26,553   26,553   200,000    62,949   62,949   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                                  Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                        Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                    Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     3,800    LAPSED  LAPSED   LAPSED   24,634  24,634  200,000   65,839  65,839  200,000
22     67     3,800                              21,895  21,895  200,000   68,601  68,601  200,000
23     68     3,800                              18,242  18,242  200,000   71,210  71,210  200,000
24     69     3,800                              13,516  13,516  200,000   73,700  73,700  200,000
25     70     3,800                               7,501   7,501  200,000   76,104  76,104  200,000
26     71     3,800                              LAPSED  LAPSED   LAPSED   78,351  78,351  200,000
27     72     3,800                                                        80,500  80,500  200,000
28     73     3,800                                                        82,466  82,466  200,000
29     74     3,800                                                        84,144  84,144  200,000
30     75     3,800                                                        85,478  85,478  200,000
31     76     3,800                                                        86,443  86,443  200,000
32     77     3,800                                                        86,968  86,968  200,000
33     78     3,800                                                        86,952  86,952  200,000
34     79     3,800                                                        86,288  86,288  200,000
35     80     3,800                                                        84,846  84,846  200,000
36     81     3,800                                                        82,462  82,462  200,000
37     82     3,800                                                        78,930  78,930  200,000
38     83     3,800                                                        74,016  74,016  200,000
39     84     3,800                                                        66,949  66,949  200,000
40     85     3,800                                                        57,077  57,077  200,000
41     86     3,800                                                        43,544  43,544  200,000
42     87     3,800                                                        25,079  25,079  200,000
43     88     3,800                                                           292     292  200,000
44     89         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                                      Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                            Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                        Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       3,800         0    2,771   200,000          356       3,149     200,000         356       3,149     200,000
   5       3,800     7,164    9,398   200,000       12,181      14,416     200,000      15,351      17,586     200,000
   10      3,800    12,486   13,789   200,000       31,656      32,959     200,000      43,259      44,562     200,000
   20      3,800       421      421   200,000       97,218      97,218     200,000     156,163     156,163     200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED      163,114     163,114     200,000     273,925     273,925     317,753
@ Age 85   3,800    LAPSED   LAPSED    LAPSED      783,968     783,968     823,167   1,278,251   1,278,251   1,342,164
@ Age 90   3,800    LAPSED   LAPSED    LAPSED    1,249,687   1,249,687   1,312,171   2,056,994   2,056,994   2,159,844

* Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------------------                                -------------------------
                                Signature of Representative                                           Date

Age 45 Male Smoker Standard                                                                            Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                  Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                              Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                                   CURRENT CHARGES
                       ---------------------------------------------------------------   ---------------------------------
END                         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 1     46     3,800          0      2,771  200,000         356       3,149     200,000         356       3,149     200,000
 2     47     3,800      1,840      4,633  200,000       2,914       5,707     200,000       3,625       6,418     200,000
 3     48     3,800      3,761      6,367  200,000       5,828       8,434     200,000       7,245       9,852     200,000
 4     49     3,800      5,534      7,955  200,000       8,909      11,329     200,000      11,128      13,548     200,000
 5     50     3,800      7,164      9,398  200,000      12,181      14,416     200,000      15,351      17,586     200,000
 6     51     3,800      8,629     10,678  200,000      15,649      17,697     200,000      19,957      22,006     200,000
 7     52     3,800      9,912     11,774  200,000      19,317      21,179     200,000      25,015      26,877     200,000
 8     53     3,800     11,014     12,690  200,000      23,217      24,893     200,000      30,554      32,230     200,000
 9     54     3,800     11,871     13,361  200,000      27,318      28,808     200,000      36,614      38,103     200,000
10     55     3,800     12,486     13,789  200,000      31,656      32,959     200,000      43,259      44,562     200,000
11     56     3,800     12,858     13,976  200,000      36,270      37,387     200,000      50,504      51,622     200,000
12     57     3,800     13,132     13,877  200,000      41,354      42,098     200,000      58,564      59,309     200,000
13     58     3,800     13,118     13,491  200,000      46,771      47,143     200,000      67,294      67,666     200,000
14     59     3,800     12,607     12,793  200,000      52,376      52,563     200,000      76,564      76,750     200,000
15     60     3,800     11,757     11,757  200,000      58,405      58,405     200,000      86,672      86,672     200,000
16     61     3,800     10,522     10,522  200,000      64,911      64,911     200,000      97,767      97,767     200,000
17     62     3,800      8,845      8,845  200,000      71,964      71,964     200,000     110,049     110,049     200,000
18     63     3,800      6,644      6,644  200,000      79,627      79,627     200,000     123,708     123,708     200,000
19     64     3,800      3,876      3,876  200,000      88,013      88,013     200,000     138,987     138,987     200,000
20     65     3,800        421        421  200,000      97,218      97,218     200,000     156,163     156,163     200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                                             Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                                   Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                               Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                                   CURRENT CHARGES
                       ---------------------------------------------------------------   ---------------------------------
END                         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
21     66     3,800     LAPSED     LAPSED   LAPSED     107,427     107,427     200,000     175,491     175,491     210,589
22     67     3,800                                    118,825     118,825     200,000     196,768     196,768     234,154
23     68     3,800                                    131,684     131,684     200,000     220,116     220,116     259,737
24     69     3,800                                    146,317     146,317     200,000     245,753     245,753     287,531
25     70     3,800                                    163,114     163,114     200,000     273,925     273,925     317,753
26     71     3,800                                    182,445     182,445     209,812     304,868     304,868     350,599
27     72     3,800                                    203,885     203,885     230,391     339,039     339,039     383,114
28     73     3,800                                    227,538     227,538     252,567     376,799     376,799     418,247
29     74     3,800                                    253,694     253,694     276,527     418,571     418,571     456,242
30     75     3,800                                    282,709     282,709     302,499     464,868     464,868     497,409
31     76     3,800                                    315,013     315,013     330,764     516,308     516,308     542,124
32     77     3,800                                    350,435     350,435     367,957     572,889     572,889     601,533
33     78     3,800                                    389,258     389,258     408,721     635,095     635,095     666,850
34     79     3,800                                    431,788     431,788     453,377     703,458     703,458     738,631
35     80     3,800                                    478,347     478,347     502,265     778,553     778,553     817,481
36     81     3,800                                    529,274     529,274     555,738     861,004     861,004     904,055
37     82     3,800                                    584,925     584,925     614,172     951,489     951,489     999,063
38     83     3,800                                    645,662     645,662     677,945   1,050,752   1,050,752   1,103,289
39     84     3,800                                    711,871     711,871     747,465   1,159,415   1,159,415   1,217,386
40     85     3,800                                    783,968     783,968     823,167   1,278,251   1,278,251   1,342,164
41     86     3,800                                    862,409     862,409     905,529   1,408,093   1,408,093   1,478,498
42     87     3,800                                    947,694     947,694     995,079   1,549,787   1,549,787   1,627,277
43     88     3,800                                  1,040,319   1,040,319   1,092,335   1,704,380   1,704,380   1,789,599
44     89     3,800                                  1,140,793   1,140,793   1,197,833   1,873,055   1,873,055   1,966,708
45     90     3,800                                  1,249,687   1,249,687   1,312,171   2,056,994   2,056,994   2,159,844

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Smoker Standard                                                                         Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                               Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                           Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                                   CURRENT CHARGES
                       ---------------------------------------------------------------   ---------------------------------
END                         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
46      91    3,800                                  1,367,578   1,367,578   1,435,957   2,257,205   2,257,205   2,370,065
47      92    3,800                                  1,499,421   1,499,421   1,559,398   2,480,307   2,480,307   2,579,519
48      93    3,800                                  1,647,542   1,647,542   1,696,968   2,729,854   2,729,854   2,811,749
49      94    3,800                                  1,814,797   1,814,797   1,851,093   3,010,184   3,010,184   3,070,388
50      95    3,800                                  2,004,965   2,004,965   2,025,015   3,326,155   3,326,155   3,359,417
51      96    3,800                                  2,213,778   2,213,778   2,235,916   3,674,646   3,674,646   3,711,392
52      97    3,800                                  2,442,128   2,442,128   2,466,549   4,058,976   4,058,976   4,099,566
53      98    3,800                                  2,689,469   2,689,469   2,716,364   4,482,807   4,482,807   4,527,635
54      99    3,800                                  2,957,823   2,957,823   2,987,401   4,950,165   4,950,165   4,999,667
55     100    3,800                                  3,252,570   3,252,570   3,285,095   5,465,485   5,465,485   5,520,139

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                                                     Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                           Version 2.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None                                       Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650        13    1,961   201,961        13    1,961   201,961        13    1,961   201,961
   5       2,650     5,743    7,301   207,301     5,743    7,301   207,301     7,441    9,000   209,000
   10      2,650    10,688   11,598   211,598    10,688   11,598   211,598    16,045   16,955   216,955
   20      2,650     6,652    6,652   206,652     6,652    6,652   206,652    23,576   23,576   223,576
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    18,724   18,724   218,724
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                --------------------------------------------                         -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -----------------------------------                                  -------------------------
                                Signature of Representative                                          Date

Age 45 Male Non-Smoker Preferred                                                                    Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                               Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                           Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     46     2,650         13      1,961  201,961       13   1,961  201,961       13   1,961  201,961
 2     47     2,650      1,472      3,420  203,420    1,472   3,420  203,420    1,875   3,824  203,824
 3     48     2,650      2,970      4,788  204,788    2,970   4,788  204,788    3,771   5,589  205,589
 4     49     2,650      4,401      6,089  206,089    4,401   6,089  206,089    5,618   7,307  207,307
 5     50     2,650      5,743      7,301  207,301    5,743   7,301  207,301    7,441   9,000  209,000
 6     51     2,650      6,973      8,402  208,402    6,973   8,402  208,402    9,241  10,670  210,670
 7     52     2,650      8,093      9,392  209,392    8,093   9,392  209,392   11,017  12,316  212,316
 8     53     2,650      9,104     10,273  210,273    9,104  10,273  210,273   12,747  13,916  213,916
 9     54     2,650      9,960     11,000  211,000    9,960  11,000  211,000   14,431  15,470  215,470
10     55     2,650     10,688     11,598  211,598   10,688  11,598  211,598   16,045  16,955  216,955
11     56     2,650     11,242     12,021  212,021   11,242  12,021  212,021   17,568  18,347  218,347
12     57     2,650     11,753     12,273  212,273   11,753  12,273  212,273   19,106  19,626  219,626
13     58     2,650     12,095     12,355  212,355   12,095  12,355  212,355   20,509  20,768  220,768
14     59     2,650     12,092     12,222  212,222   12,092  12,222  212,222   21,599  21,729  221,729
15     60     2,650     11,878     11,878  211,878   11,878  11,878  211,878   22,462  22,462  222,462
16     61     2,650     11,444     11,444  211,444   11,444  11,444  211,444   23,139  23,139  223,139
17     62     2,650     10,755     10,755  210,755   10,755  10,755  210,755   23,592  23,592  223,592
18     63     2,650      9,744      9,744  209,744    9,744   9,744  209,744   23,802  23,802  223,802
19     64     2,650      8,390      8,390  208,390    8,390   8,390  208,390   23,796  23,796  223,796
20     65     2,650      6,652      6,652  206,652    6,652   6,652  206,652   23,576  23,576  223,576

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                                         Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2                                    Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None                                                Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     4,488   4,488  204,488    4,488   4,488  204,488   23,146  23,146  223,146
22     67     2,650     1,878   1,878  201,878    1,878   1,878  201,878   22,437  22,437  222,437
23     68     2,650    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   21,453  21,453  221,453
24     69     2,650                                                        20,222  20,222  220,222
25     70     2,650                                                        18,724  18,724  218,724
26     71     2,650                                                        16,914  16,914  216,914
27     72     2,650                                                        14,868  14,868  214,868
28     73     2,650                                                        12,471  12,471  212,471
29     74     2,650                                                         9,656   9,656  209,656
30     75     2,650                                                         6,382   6,382  206,382
31     76     2,650                                                         2,632   2,632  202,632
32     77         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650        13    1,961   201,961       145    2,093   202,093       145    2,093   202,093
   5       2,650     5,743    7,301   207,301     7,407    8,965   208,965     9,314   10,873   210,873
   10      2,650    10,688   11,598   211,598    16,324   17,233   217,233    23,037   23,947   223,947
   20      2,650     6,652    6,652   206,652    24,583   24,583   224,583    51,297   51,297   251,297
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    13,798   13,798   213,798    60,919   60,919   260,919
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    15,227   15,227   215,227
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 22 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------     -------------------------
                                Signature of Applicant or Policyowner                      Date




REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------     -------------------------
                                Signature of Representative                                Date


Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                           CURRENT CHARGES
                       -------------------------------------------------------   --------------------------
END                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     46     2,650        13    1,961   201,961       145    2,093   202,093       145    2,093   202,093
 2     47     2,650     1,472    3,420   203,420     1,844    3,792   203,792     2,260    4,209   204,209
 3     48     2,650     2,970    4,788   204,788     3,677    5,496   205,496     4,529    6,348   206,348
 4     49     2,650     4,401    6,089   206,089     5,539    7,228   207,228     6,871    8,560   208,560
 5     50     2,650     5,743    7,301   207,301     7,407    8,965   208,965     9,314   10,873   210,873
 6     51     2,650     6,973    8,402   208,402     9,256   10,685   210,685    11,862   13,291   213,291
 7     52     2,650     8,093    9,392   209,392    11,085   12,384   212,384    14,521   15,820   215,820
 8     53     2,650     9,104   10,273   210,273    12,895   14,064   214,064    17,272   18,441   218,441
 9     54     2,650     9,960   11,000   211,000    14,634   15,673   215,673    20,117   21,156   221,156
10     55     2,650    10,688   11,598   211,598    16,324   17,233   217,233    23,037   23,947   223,947
11     56     2,650    11,242   12,021   212,021    17,914   18,694   218,694    26,012   26,791   226,791
12     57     2,650    11,753   12,273   212,273    19,530   20,049   220,049    29,148   29,668   229,668
13     58     2,650    12,095   12,355   212,355    21,036   21,295   221,295    32,294   32,554   232,554
14     59     2,650    12,092   12,222   212,222    22,248   22,378   222,378    35,270   35,400   235,400
15     60     2,650    11,878   11,878   211,878    23,290   23,290   223,290    38,156   38,156   238,156
16     61     2,650    11,444   11,444   211,444    24,146   24,146   224,146    40,989   40,989   240,989
17     62     2,650    10,755   10,755   210,755    24,772   24,772   224,772    43,732   43,732   243,732
18     63     2,650     9,744    9,744   209,744    25,084   25,084   225,084    46,355   46,355   246,355
19     64     2,650     8,390    8,390   208,390    25,043   25,043   225,043    48,879   48,879   248,879
20     65     2,650     6,652    6,652   206,652    24,583   24,583   224,583    51,297   51,297   251,297

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     66     2,650     4,488   4,488  204,488   23,637  23,637  223,637   53,605  53,605  253,605
22     67     2,650     1,878   1,878  201,878   22,158  22,158  222,158   55,725  55,725  255,725
23     68     2,650    LAPSED  LAPSED   LAPSED   20,073  20,073  220,073   57,649  57,649  257,649
24     69     2,650                              17,329  17,329  217,329   59,391  59,391  259,391
25     70     2,650                              13,798  13,798  213,798   60,919  60,919  260,919
26     71     2,650                               9,370   9,370  209,370   62,175  62,175  262,175
27     72     2,650                               3,906   3,906  203,906   63,219  63,219  263,219
28     73     2,650                              LAPSED  LAPSED   LAPSED   63,919  63,919  263,919
29     74     2,650                                                        64,186  64,186  264,186
30     75     2,650                                                        63,952  63,952  263,952
31     76     2,650                                                        63,168  63,168  263,168
32     77     2,650                                                        61,762  61,762  261,762
33     78     2,650                                                        59,630  59,630  259,630
34     79     2,650                                                        56,690  56,690  256,690
35     80     2,650                                                        52,857  52,857  252,857
36     81     2,650                                                        48,017  48,017  248,017
37     82     2,650                                                        42,048  42,048  242,048
38     83     2,650                                                        34,875  34,875  234,875
39     84     2,650                                                        26,026  26,026  226,026
40     85     2,650                                                        15,227  15,227  215,227
41     86     2,650                                                         2,291   2,291  202,291
42     87         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**             CURRENT CHARGES***
                    --------------------------   --------------------------   ---------------------------------
            NET         0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       2,650        13    1,961   201,961       277    2,226   202,226          277       2,226     202,226
   5       2,650     5,743    7,301   207,301     9,378   10,937   210,937       11,515      13,074     213,074
   10      2,650    10,688   11,598   211,598    24,629   25,538   225,538       33,114      34,023     234,023
   20      2,650     6,652    6,652   206,652    69,170   69,170   269,170      113,951     113,951     313,951
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    95,292   95,292   295,292      184,899     184,899     384,899
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    28,677   28,677   228,677      688,549     686,549     886,549
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    1,024,960   1,024,960   1,224,960

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 41 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                            CURRENT CHARGES
                       -------------------------------------------------------   ----------------------------
END                        0.00% (-.75% NET)           12.00% (11.25% NET)           12.00% (11.25% NET)
 OF          PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
YEAR   AGE   OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
 1     46     2,650        13    1,961   201,961       277    2,226   202,226        277     2,226   202,226
 2     47     2,650     1,472    3,420   203,420     2,233    4,181   204,181      2,662     4,610   204,610
 3     48     2,650     2,970    4,788   204,788     4,448    6,267   206,267      5,352     7,170   207,170
 4     49     2,650     4,401    6,089   206,089     6,832    8,521   208,521      8,286     9,974   209,974
 5     50     2,650     5,743    7,301   207,301     9,378   10,937   210,937     11,515    13,074   213,074
 6     51     2,650     6,973    8,402   208,402    12,078   13,507   213,507     15,071    16,500   216,500
 7     52     2,650     8,093    9,392   209,392    14,947   16,246   216,246     18,987    20,286   220,286
 8     53     2,650     9,104   10,273   210,273    18,004   19,173   219,173     23,277    24,446   224,446
 9     54     2,650     9,960   11,000   211,000    21,217   22,256   222,256     27,980    29,019   229,019
10     55     2,650    10,688   11,598   211,598    24,629   25,538   225,538     33,114    34,023   234,023
11     56     2,650    11,242   12,021   212,021    28,210   28,989   228,989     38,699    39,479   239,479
12     57     2,650    11,753   12,273   212,273    32,108   32,627   232,627     44,888    45,407   245,407
13     58     2,650    12,095   12,355   212,355    36,212   36,472   236,472     51,575    51,834   251,834
14     59     2,650    12,092   12,222   212,222    40,364   40,494   240,494     58,632    58,762   258,762
15     60     2,650    11,878   11,878   211,878    44,712   44,712   244,712     66,191    66,191   266,191
16     61     2,650    11,444   11,444   211,444    49,276   49,276   249,276     74,354    74,354   274,354
17     62     2,650    10,755   10,755   210,755    54,042   54,042   254,042     83,149    83,149   283,149
18     63     2,650     9,744    9,744   209,744    58,957   58,957   258,957     92,619    92,619   292,619
19     64     2,650     8,390    8,390   208,390    64,011   64,011   264,011    102,859   102,859   302,859
20     65     2,650     6,652    6,652   206,652    69,170   69,170   269,170    113,951   113,951   313,951

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                           CURRENT CHARGES
                       --------------------------------------------------  ---------------------------------
END                       0.00% (-.75% NET)        12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH      CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
21     66     2,650     4,488   4,488  204,488   74,393  74,393  274,393     125,984     125,984     325,984
22     67     2,650     1,878   1,878  201,878   79,661  79,661  279,661     138,983     138,983     338,983
23     68     2,650    LAPSED  LAPSED   LAPSED   84,930  84,930  284,930     153,049     153,049     353,049
24     69     2,650                              90,175  90,175  290,175     168,320     168,320     368,320
25     70     2,650                              95,292  95,292  295,292     184,899     184,899     384,899
26     71     2,650                             100,192 100,192  300,192     202,871     202,871     402,871
27     72     2,650                             104,751 104,751  304,751     222,461     222,461     422,461
28     73     2,650                             108,784 108,784  308,784     243,712     243,712     443,712
29     74     2,650                             112,107 112,107  312,107     266,726     266,726     466,726
30     75     2,650                             114,520 114,520  314,520     291,637     291,637     491,637
31     76     2,650                             115,828 115,828  315,828     318,622     318,622     518,622
32     77     2,650                             115,811 115,811  315,811     347,850     347,850     547,850
33     78     2,650                             114,281 114,281  314,281     379,481     379,481     579,481
34     79     2,650                             110,976 110,976  310,976     413,720     413,720     613,720
35     80     2,650                             105,557 105,557  305,557     450,794     450,794     650,794
36     81     2,650                              97,624  97,624  297,624     490,926     490,926     690,926
37     82     2,650                              86,633  86,633  286,633     534,366     534,366     734,366
38     83     2,650                              71,958  71,958  271,958     581,439     581,439     781,439
39     84     2,650                              52,880  52,880  252,880     632,106     632,106     832,106
40     85     2,650                              28,677  28,677  228,677     686,549     686,549     886,549
41     86     2,650                              LAPSED  LAPSED   LAPSED     745,070     745,070     945,070
42     87     2,650                                                          807,905     807,905   1,007,905
43     88     2,650                                                          875,164     875,164   1,075,164
44     89     2,650                                                          947,397     947,397   1,147,397
45     90     2,650                                                        1,024,960   1,024,960   1,224,960

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                           CURRENT CHARGES
                       --------------------------------------------------  ---------------------------------
END                       0.00% (-.75% NET)        12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH      CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
46     91     2,650                                                        1,107,929   1,107,929   1,307,929
47     92     2,650                                                        1,197,034   1,197,034   1,397,034
48     93     2,650                                                        1,292,784   1,292,784   1,492,784
49     94     2,650                                                        1,396,141   1,396,141   1,596,141
50     95     2,650                                                        1,507,796   1,507,796   1,707,796
51     96     2,650                                                        1,629,133   1,629,133   1,829,133
52     97     2,650                                                        1,761,311   1,761,311   1,961,311
53     98     2,650                                                        1,904,513   1,904,513   2,104,513
54     99     2,650                                                        2,059,538   2,059,538   2,259,538
55    100     2,650                                                        2,226,034   2,226,034   2,426,034

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 2                      Version 2.01
Initial Modal Premium: $2,650.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      972   200,000         0      972   200,000         0      972   200,000
   5       1,450     2,782    3,863   200,000     2,782    3,863   200,000     3,400    4,482   200,000
   10      1,450     5,810    6,531   200,000     5,810    6,531   200,000     7,541    8,262   200,000
   20      1,450     7,810    7,810   200,000     7,810    7,810   200,000    13,954   13,954   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     2,628    2,628   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 27 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     36     1,450          0        972  200,000        0     972  200,000        0     972  200,000
 2     37     1,450        662      1,744  200,000      662   1,744  200,000      850   1,932  200,000
 3     38     1,450      1,401      2,482  200,000    1,401   2,482  200,000    1,750   2,832  200,000
 4     39     1,450      2,107      3,189  200,000    2,107   3,189  200,000    2,592   3,674  200,000
 5     40     1,450      2,782      3,863  200,000    2,782   3,863  200,000    3,400   4,482  200,000
 6     41     1,450      3,402      4,484  200,000    3,402   4,484  200,000    4,175   5,257  200,000
 7     42     1,450      3,993      5,074  200,000    3,993   5,074  200,000    4,941   6,022  200,000
 8     43     1,450      4,602      5,611  200,000    4,602   5,611  200,000    5,768   6,778  200,000
 9     44     1,450      5,232      6,097  200,000    5,232   6,097  200,000    6,659   7,524  200,000
10     45     1,450      5,810      6,531  200,000    5,810   6,531  200,000    7,541   8,262  200,000
11     46     1,450      6,338      6,915  200,000    6,338   6,915  200,000    8,413   8,990  200,000
12     47     1,450      6,816      7,249  200,000    6,816   7,249  200,000    9,276   9,709  200,000
13     48     1,450      7,223      7,511  200,000    7,223   7,511  200,000   10,086  10,374  200,000
14     49     1,450      7,581      7,725  200,000    7,581   7,725  200,000   10,820  10,964  200,000
15     50     1,450      7,869      7,869  200,000    7,869   7,869  200,000   11,480  11,480  200,000
16     51     1,450      8,063      8,063  200,000    8,063   8,063  200,000   12,089  12,089  200,000
17     52     1,450      8,165      8,165  200,000    8,165   8,165  200,000   12,646  12,646  200,000
18     53     1,450      8,176      8,176  200,000    8,176   8,176  200,000   13,131  13,131  200,000
19     54     1,450      8,049      8,049  200,000    8,049   8,049  200,000   13,567  13,567  200,000
20     55     1,450      7,810      7,810  200,000    7,810   7,810  200,000   13,954  13,954  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 21    56     1,450     7,413   7,413  200,000    7,413   7,413  200,000   14,293  14,293  200,000
 22    57     1,450     6,857   6,857  200,000    6,857   6,857  200,000   14,540  14,540  200,000
 23    58     1,450     6,144   6,144  200,000    6,144   6,144  200,000   14,698  14,698  200,000
 24    59     1,450     5,226   5,226  200,000    5,226   5,226  200,000   14,723  14,723  200,000
 25    60     1,450     4,102   4,102  200,000    4,102   4,102  200,000   14,593  14,593  200,000
 26    61     1,450     2,723   2,723  200,000    2,723   2,723  200,000   14,311  14,311  200,000
 27    62     1,450     1,086   1,086  200,000    1,086   1,086  200,000   13,876  13,876  200,000
 28    63     1,450    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   13,267  13,267  200,000
 29    64     1,450                                                        12,462  12,462  200,000
 30    65     1,450                                                        11,458  11,458  200,000
 31    66     1,450                                                        10,232  10,232  200,000
 32    67     1,450                                                         8,736   8,736  200,000
 33    68     1,450                                                         6,966   6,966  200,000
 34    69     1,450                                                         4,940   4,940  200,000
 35    70     1,450                                                         2,628   2,628  200,000
 36    71         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      972   200,000         0    1,041   200,000         0    1,041   200,000
   5       1,450     2,782    3,863   200,000     3,658    4,740   200,000     4,360    5,442   200,000
   10      1,450     5,810    6,531   200,000     8,874    9,595   200,000    11,055   11,776   200,000
   20      1,450     7,810    7,810   200,000    19,163   19,163   200,000    28,498   28,498   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED       479      479   200,000    53,860   53,860   200,000
@ Age 85   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    13,130   13,130   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 27 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     36     1,450          0        972  200,000        0   1,041  200,000        0   1,041  200,000
 2     37     1,450        662      1,744  200,000      856   1,937  200,000    1,049   2,131  200,000
 3     38     1,450      1,401      2,482  200,000    1,770   2,851  200,000    2,142   3,223  200,000
 4     39     1,450      2,107      3,189  200,000    2,704   3,785  200,000    3,237   4,319  200,000
 5     40     1,450      2,782      3,863  200,000    3,658   4,740  200,000    4,360   5,442  200,000
 6     41     1,450      3,402      4,484  200,000    4,611   5,693  200,000    5,513   6,594  200,000
 7     42     1,450      3,993      5,074  200,000    5,586   6,668  200,000    6,720   7,802  200,000
 8     43     1,450      4,602      5,611  200,000    6,633   7,643  200,000    8,056   9,066  200,000
 9     44     1,450      5,232      6,097  200,000    7,753   8,618  200,000    9,524  10,390  200,000
10     45     1,450      5,810      6,531  200,000    8,874   9,595  200,000   11,055  11,776  200,000
11     46     1,450      6,338      6,915  200,000    9,996  10,572  200,000   12,652  13,229  200,000
12     47     1,450      6,816      7,249  200,000   11,120  11,552  200,000   14,317  14,749  200,000
13     48     1,450      7,223      7,511  200,000   12,224  12,512  200,000   16,009  16,297  200,000
14     49     1,450      7,581      7,725  200,000   13,330  13,474  200,000   17,708  17,852  200,000
15     50     1,450      7,869      7,869  200,000   14,416  14,416  200,000   19,414  19,414  200,000
16     51     1,450      8,063      8,063  200,000   15,463  15,463  200,000   21,156  21,156  200,000
17     52     1,450      8,165      8,165  200,000   16,473  16,473  200,000   22,939  22,939  200,000
18     53     1,450      8,176      8,176  200,000   17,446  17,446  200,000   24,745  24,745  200,000
19     54     1,450      8,049      8,049  200,000   18,336  18,336  200,000   26,596  26,596  200,000
20     55     1,450      7,810      7,810  200,000   19,163  19,163  200,000   28,498  28,498  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     56     1,450     7,413   7,413  200,000   19,878  19,878  200,000   30,452  30,452  200,000
22     57     1,450     6,857   6,857  200,000   20,479  20,479  200,000   32,421  32,421  200,000
23     58     1,450     6,144   6,144  200,000   20,959  20,959  200,000   34,408  34,408  200,000
24     59     1,450     5,226   5,226  200,000   21,269  21,269  200,000   36,376  36,376  200,000
25     60     1,450     4,102   4,102  200,000   21,399  21,399  200,000   38,306  38,306  200,000
26     61     1,450     2,723   2,723  200,000   21,297  21,297  200,000   40,201  40,201  200,000
27     62     1,450     1,086   1,086  200,000   20,946  20,946  200,000   42,060  42,060  200,000
28     63     1,450    LAPSED  LAPSED   LAPSED   20,266  20,266  200,000   43,867  43,867  200,000
29     64     1,450                              19,211  19,211  200,000   45,604  45,604  200,000
30     65     1,450                              17,708  17,708  200,000   47,269  47,269  200,000
31     66     1,450                              15,676  15,676  200,000   48,844  48,844  200,000
32     67     1,450                              13,045  13,045  200,000   50,291  50,291  200,000
33     68     1,450                               9,713   9,713  200,000   51,606  51,606  200,000
34     69     1,450                               5,585   5,585  200,000   52,803  52,803  200,000
35     70     1,450                                 479     479  200,000   53,860  53,860  200,000
36     71     1,450                              LAPSED  LAPSED   LAPSED   54,735  54,735  200,000
37     72     1,450                                                        55,473  55,473  200,000
38     73     1,450                                                        55,977  55,977  200,000
39     74     1,450                                                        56,181  56,181  200,000
40     75     1,450                                                        56,027  56,027  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
41     76     1,450                                                        55,470  55,470  200,000
42     77     1,450                                                        54,441  54,441  200,000
43     78     1,450                                                        52,839  52,839  200,000
44     79     1,450                                                        50,570  50,570  200,000
45     80     1,450                                                        47,521  47,521  200,000
46     81     1,450                                                        43,537  43,537  200,000
47     82     1,450                                                        38,436  38,436  200,000
48     83     1,450                                                        32,036  32,036  200,000
49     84     1,450                                                        23,770  23,770  200,000
50     85     1,450                                                        13,130  13,130  200,000
51     86         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,450         0      972   200,000           29       1,111     200,000          29       1,111     200,000
   5       1,450     2,782    3,863   200,000        4,696       5,778     200,000       5,491       6,573     200,000
   10      1,450     5,810    6,531   200,000       13,370      14,091     200,000      16,149      16,870     200,000
   20      1,450     7,810    7,810   200,000       46,116      46,116     200,000      61,139      61,139     200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED      204,516     204,516     237,239     301,562     301,562     349,812
@ Age 85   1,450    LAPSED   LAPSED    LAPSED      900,368     900,368     945,387   1,355,003   1,355,003   1,422,753
@ Age 90   1,450    LAPSED   LAPSED    LAPSED    1,425,329   1,425,329   1,496,596   2,193,421   2,193,421   2,303,093

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                        GUARANTEED CHARGES                          CURRENT CHARGES
                       -----------------------------------------------------   --------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)          12.00% (11.25% NET)
 OF          PREMIUM   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 1     36     1,450        0     972   200,000        29    1,111   200,000        29    1,111   200,000
 2     37     1,450      662   1,744   200,000     1,058    2,139   200,000     1,258    2,339   200,000
 3     38     1,450    1,401   2,482   200,000     2,172    3,254   200,000     2,567    3,649   200,000
 4     39     1,450    2,107   3,189   200,000     3,381    4,463   200,000     3,967    5,048   200,000
 5     40     1,450    2,782   3,863   200,000     4,696    5,778   200,000     5,491    6,573   200,000
 6     41     1,450    3,402   4,484   200,000     6,104    7,185   200,000     7,155    8,236   200,000
 7     42     1,450    3,993   5,074   200,000     7,639    8,721   200,000     8,996   10,077   200,000
 8     43     1,450    4,602   5,611   200,000     9,365   10,374   200,000    11,106   12,116   200,000
 9     44     1,450    5,232   6,097   200,000    11,294   12,159   200,000    13,507   14,372   200,000
10     45     1,450    5,810   6,531   200,000    13,370   14,091   200,000    16,149   16,870   200,000
11     46     1,450    6,338   6,915   200,000    15,610   16,187   200,000    19,059   19,636   200,000
12     47     1,450    6,816   7,249   200,000    18,032   18,465   200,000    22,264   22,697   200,000
13     48     1,450    7,223   7,511   200,000    20,636   20,924   200,000    25,753   26,042   200,000
14     49     1,450    7,581   7,725   200,000    23,465   23,609   200,000    29,536   29,680   200,000
15     50     1,450    7,869   7,869   200,000    26,523   26,523   200,000    33,647   33,647   200,000
16     51     1,450    8,063   8,063   200,000    29,824   29,824   200,000    38,153   38,153   200,000
17     52     1,450    8,165   8,165   200,000    33,408   33,408   200,000    43,108   43,108   200,000
18     53     1,450    8,176   8,176   200,000    37,308   37,308   200,000    48,542   48,542   200,000
19     54     1,450    8,049   8,049   200,000    41,523   41,523   200,000    54,531   54,531   200,000
20     55     1,450    7,810   7,810   200,000    46,116   46,116   200,000    61,139   61,139   200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                         GUARANTEED CHARGES                              CURRENT CHARGES
                       ------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
21     56     1,450     7,413   7,413  200,000    51,097    51,097   200,000       68,437      68,437     200,000
22     57     1,450     6,857   6,857  200,000    56,518    56,518   200,000       76,472      76,472     200,000
23     58     1,450     6,144   6,144  200,000    62,442    62,442   200,000       85,334      85,334     200,000
24     59     1,450     5,226   5,226  200,000    68,901    68,901   200,000       95,095      95,095     200,000
25     60     1,450     4,102   4,102  200,000    75,975    75,975   200,000      105,859     105,859     200,000
26     61     1,450     2,723   2,723  200,000    83,723    83,723   200,000      117,757     117,757     200,000
27     62     1,450     1,086   1,086  200,000    92,246    92,246   200,000      130,939     130,939     200,000
28     63     1,450    LAPSED  LAPSED   LAPSED   101,624   101,624   200,000      145,568     145,568     200,000
29     64     1,450                              111,984   111,984   200,000      161,835     161,835     200,675
30     65     1,450                              123,468   123,468   200,000      179,870     179,870     219,441
31     66     1,450                              136,253   136,253   200,000      199,754     199,754     239,705
32     67     1,450                              150,563   150,563   200,000      221,647     221,647     263,760
33     68     1,450                              166,664   166,664   200,000      245,754     245,754     289,990
34     69     1,450                              184,703   184,703   216,103      272,310     272,310     318,602
35     70     1,450                              204,516   204,516   237,239      301,562     301,562     349,812
36     71     1,450                              226,258   226,258   260,197      333,783     333,783     383,850
37     72     1,450                              250,216   250,216   282,744      369,377     369,377     417,396
38     73     1,450                              276,647   276,647   307,078      408,705     408,705     453,662
39     74     1,450                              305,857   305,857   333,384      452,187     452,187     492,883
40     75     1,450                              338,212   338,212   361,887      500,312     500,312     535,334
41     76     1,450                              374,156   374,156   392,864      553,648     553,648     581,330
42     77     1,450                              413,634   413,634   434,316      612,435     612,435     643,057
43     78     1,450                              456,975   456,975   479,824      677,210     677,210     711,071
44     79     1,450                              504,528   504,528   529,754      748,565     748,565     785,993
45     80     1,450                              556,664   556,664   584,497      827,144     827,144     868,501

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                                 CURRENT CHARGES
                       -----------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
46     81     1,450                                613,778     613,778     644,466     913,649     913,649     959,332
47     82     1,450                                676,274     676,274     710,088   1,008,844   1,008,844   1,059,287
48     83     1,450                                744,577     744,577     781,805   1,113,574   1,113,574   1,169,253
49     84     1,450                                819,120     819,120     860,076   1,228,653   1,228,653   1,290,086
50     85     1,450                                900,368     900,368     945,387   1,355,003   1,355,003   1,422,753
51     86     1,450                                988,811     988,811   1,038,252   1,493,645   1,493,645   1,568,327
52     87     1,450                              1,084,965   1,084,965   1,139,213   1,645,641   1,645,641   1,727,923
53     88     1,450                              1,189,387   1,189,387   1,248,857   1,812,065   1,812,065   1,902,668
54     89     1,450                              1,302,646   1,302,646   1,367,778   1,994,225   1,994,225   2,093,936
55     90     1,450                              1,425,329   1,425,329   1,496,596   2,193,421   2,193,421   2,303,093
56     91     1,450                              1,558,007   1,558,007   1,635,907   2,410,862   2,410,862   2,531,405
57     92     1,450                              1,705,993   1,705,993   1,774,233   2,652,023   2,652,023   2,758,104
58     93     1,450                              1,871,973   1,871,973   1,928,132   2,920,396   2,920,396   3,008,008
59     94     1,450                              2,059,247   2,059,247   2,100,432   3,220,277   3,220,277   3,284,682
60     95     1,450                              2,272,114   2,272,114   2,294,835   3,556,628   3,556,628   3,592,194
61     96     1,450                              2,505,808   2,505,808   2,530,866   3,927,699   3,927,699   3,966,976
62     97     1,450                              2,761,346   2,761,346   2,788,959   4,337,063   4,337,063   4,380,434
63     98     1,450                              3,038,093   3,038,093   3,068,474   4,788,497   4,788,497   4,836,382
64     99     1,450                              3,338,316   3,338,316   3,371,699   5,286,215   5,286,215   5,339,077
65     100    1,450                              3,668,065   3,668,065   3,704,745   5,834,607   5,834,607   5,892,954

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $1,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       4,450         7    3,278   200,000         7    3,278   200,000         7    3,278   200,000
   5       4,450     7,615   10,232   200,000     7,615   10,232   200,000    12,686   15,303   200,000
   10      4,450    11,703   13,230   200,000    11,703   13,230   200,000    27,095   28,621   200,000
   20      4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    36,465   36,465   200,000
@ Age 70   4,450     5,745    5,745   200,000     5,745    5,745   200,000    36,678   36,678   200,000
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 16 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     56     4,450          7      3,278  200,000        7   3,278  200,000        7   3,278  200,000
 2     57     4,450      2,030      5,301  200,000    2,030   5,301  200,000    3,134   6,405  200,000
 3     58     4,450      4,101      7,155  200,000    4,101   7,155  200,000    6,378   9,431  200,000
 4     59     4,450      5,962      8,797  200,000    5,962   8,797  200,000    9,547  12,382  200,000
 5     60     4,450      7,615     10,232  200,000    7,615  10,232  200,000   12,686  15,303  200,000
 6     61     4,450      9,020     11,419  200,000    9,020  11,419  200,000   15,795  18,195  200,000
 7     62     4,450     10,181     12,362  200,000   10,181  12,362  200,000   18,834  21,015  200,000
 8     63     4,450     11,033     12,996  200,000   11,033  12,996  200,000   21,741  23,704  200,000
 9     64     4,450     11,555     13,300  200,000   11,555  13,300  200,000   24,499  26,244  200,000
10     65     4,450     11,703     13,230  200,000   11,703  13,230  200,000   27,095  28,621  200,000
11     66     4,450     11,431     12,740  200,000   11,431  12,740  200,000   29,452  30,760  200,000
12     67     4,450     10,929     11,801  200,000   10,929  11,801  200,000   31,776  32,649  200,000
13     68     4,450      9,923     10,359  200,000    9,923  10,359  200,000   33,877  34,313  200,000
14     69     4,450      8,160      8,378  200,000    8,160   8,378  200,000   35,462  35,680  200,000
15     70     4,450      5,745      5,745  200,000    5,745   5,745  200,000   36,678  36,678  200,000
16     71     4,450      2,602      2,602  200,000    2,602   2,602  200,000   37,495  37,495  200,000
17     72     4,450     LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   37,875  37,875  200,000
18     73     4,450                                                            37,836  37,836  200,000
19     74     4,450                                                            37,375  37,375  200,000
20     75     4,450                                                            36,465  36,465  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                      CURRENT CHARGES
                       --------------------------------------------------  ------------------------
END                       0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
21     76     4,450                                                        35,115  35,115  200,000
22     77     4,450                                                        33,270  33,270  200,000
23     78     4,450                                                        30,852  30,852  200,000
24     79     4,450                                                        27,789  27,789  200,000
25     80     4,450                                                        24,003  24,003  200,000
26     81     4,450                                                        19,379  19,379  200,000
27     82     4,450                                                        13,784  13,784  200,000
28     83     4,450                                                         7,107   7,107  200,000
29     84         0                                                        LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/08/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       4,450         7    3,278   200,000       229    3,500   200,000        229     3,500   200,000
   5       4,450     7,615   10,232   200,000    10,227   12,844   200,000     15,868    18,485   200,000
   10      4,450    11,703   13,230   200,000    20,160   21,687   200,000     39,176    40,703   200,000
   20      4,450    LAPSED   LAPSED    LAPSED     4,478    4,478   200,000     89,212    89,212   200,000
@ Age 70   4,450     5,745    5,745   200,000    22,391   22,391   200,000     64,507    64,507   200,000
@ Age 85   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    146,624   146,624   200,000
@ Age 90   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    190,468   190,468   200,000

* Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 21 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)           6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     56     4,450          7      3,278  200,000      229   3,500  200,000      229   3,500  200,000
 2     57     4,450      2,030      5,301  200,000    2,644   5,915  200,000    3,781   7,052  200,000
 3     58     4,450      4,101      7,155  200,000    5,246   8,299  200,000    7,656  10,710  200,000
 4     59     4,450      5,962      8,797  200,000    7,774  10,609  200,000   11,667  14,503  200,000
 5     60     4,450      7,615     10,232  200,000   10,227  12,844  200,000   15,868  18,485  200,000
 6     61     4,450      9,020     11,419  200,000   12,562  14,962  200,000   20,267  22,666  200,000
 7     62     4,450     10,181     12,362  200,000   14,778  16,959  200,000   24,831  27,012  200,000
 8     63     4,450     11,033     12,996  200,000   16,805  18,768  200,000   29,510  31,473  200,000
 9     64     4,450     11,555     13,300  200,000   18,616  20,361  200,000   34,294  36,039  200,000
10     65     4,450     11,703     13,230  200,000   20,160  21,687  200,000   39,176  40,703  200,000
11     66     4,450     11,431     12,740  200,000   21,380  22,689  200,000   44,094  45,402  200,000
12     67     4,450     10,929     11,801  200,000   22,456  23,328  200,000   49,260  50,132  200,000
13     68     4,450      9,923     10,359  200,000   23,103  23,539  200,000   54,492  54,928  200,000
14     69     4,450      8,160      8,378  200,000   23,051  23,269  200,000   59,517  59,735  200,000
15     70     4,450      5,745      5,745  200,000   22,391  22,391  200,000   64,507  64,507  200,000
16     71     4,450      2,602      2,602  200,000   21,036  21,036  200,000   69,463  69,463  200,000
17     72     4,450     LAPSED     LAPSED   LAPSED   18,813  18,813  200,000   74,378  74,378  200,000
18     73     4,450                                  15,490  15,490  200,000   79,291  79,291  200,000
19     74     4,450                                  10,814  10,814  200,000   84,231  84,231  200,000
20     75     4,450                                   4,478   4,478  200,000   89,212  89,212  200,000

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., or Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                       GUARANTEED CHARGES                        CURRENT CHARGES
                       --------------------------------------------------  ----------------------------
END                       0.00% (-.75% NET)         6.00% (5.25% NET)           6.00% (5.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH      FUND      DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS
21     76     4,450                              LAPSED  LAPSED   LAPSED    94,279    94,279   200,000
22     77     4,450                                                         99,441    99,441   200,000
23     78     4,450                                                        104,702   104,702   200,000
24     79     4,450                                                        110,083   110,083   200,000
25     80     4,450                                                        115,612   115,612   200,000
26     81     4,450                                                        121,316   121,316   200,000
27     82     4,450                                                        127,235   127,235   200,000
28     83     4,450                                                        133,435   133,435   200,000
29     84     4,450                                                        139,878   139,878   200,000
30     85     4,450                                                        146,624   146,624   200,000
31     86     4,450                                                        153,795   153,795   200,000
32     87     4,450                                                        161,630   161,630   200,000
33     88     4,450                                                        170,000   170,000   200,000
34     89     4,450                                                        179,521   179,521   200,000
35     90     4,450                                                        190,468   190,468   200,000
36     91     4,450                                                        202,213   202,213   212,324
37     92     4,450                                                        214,606   214,606   223,190
38     93     4,450                                                        227,748   227,748   234,581
39     94     4,450                                                        241,771   241,771   246,606
40     95     4,450                                                        256,813   256,813   259,381
41     96     4,450                                                        272,506   272,506   275,231
42     97     4,450                                                        288,878   288,878   291,767
43     98     4,450                                                        305,947   305,947   309,006
44     99     4,450                                                        323,737   323,737   326,974
45    100     4,450                                                        342,258   342,258   345,680

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**              CURRENT CHARGES***
                    --------------------------   ----------------------------   ---------------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       4,450         7    3,278   200,000        451     3,723   200,000          451       3,723     200,000
   5       4,450     7,615   10,232   200,000     13,349    15,966   200,000       19,609      22,226     200,000
   10      4,450    11,703   13,230   200,000     33,016    34,543   200,000       56,622      58,149     200,000
   20      4,450    LAPSED   LAPSED    LAPSED     83,171    83,171   200,000      211,396     211,396     226,194
@ Age 70   4,450     5,745    5,745   200,000     56,454    56,454   200,000      114,765     114,765     200,000
@ Age 85   4,450    LAPSED   LAPSED   200,000    171,949   171,949   200,000      635,912     635,912     667,708
@ Age 90   4,450    LAPSED   LAPSED   200,000    295,657   295,657   310,440    1,052,898   1,052,898   1,105,543

* Policy lapses in policy year 17 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                         GUARANTEED CHARGES                        CURRENT CHARGES
                       ------------------------------------------------------  ------------------------
END                         0.00% (-.75% NET)          12.00% (11.25% NET)       12.00% (11.25% NET)
 OF          PREMIUM     CASH       FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 1     56     4,450          7      3,278  200,000      451   3,723  200,000      451   3,723  200,000
 2     57     4,450      2,030      5,301  200,000    3,286   6,557  200,000    4,455   7,727  200,000
 3     58     4,450      4,101      7,155  200,000    6,497   9,551  200,000    9,043  12,097  200,000
 4     59     4,450      5,962      8,797  200,000    9,844  12,679  200,000   14,063  16,898  200,000
 5     60     4,450      7,615     10,232  200,000   13,349  15,966  200,000   19,609  22,226  200,000
 6     61     4,450      9,020     11,419  200,000   16,993  19,392  200,000   25,739  28,138  200,000
 7     62     4,450     10,181     12,362  200,000   20,802  22,983  200,000   32,476  34,657  200,000
 8     63     4,450     11,033     12,996  200,000   24,740  26,702  200,000   39,828  41,791  200,000
 9     64     4,450     11,555     13,300  200,000   28,814  30,559  200,000   47,854  49,599  200,000
10     65     4,450     11,703     13,230  200,000   33,016  34,543  200,000   56,622  58,149  200,000
11     66     4,450     11,431     12,740  200,000   37,337  38,645  200,000   66,162  67,471  200,000
12     67     4,450     10,929     11,801  200,000   42,010  42,883  200,000   76,791  77,663  200,000
13     68     4,450      9,923     10,359  200,000   46,819  47,256  200,000   88,436  88,872  200,000
14     69     4,450      8,160      8,378  200,000   51,570  51,788  200,000  100,977 101,195  200,000
15     70     4,450      5,745      5,745  200,000   56,454  56,454  200,000  114,765 114,765  200,000
16     71     4,450      2,602      2,602  200,000   61,512  61,512  200,000  130,027 130,027  200,000
17     72     4,450     LAPSED     LAPSED   LAPSED   66,730  66,730  200,000  147,013 147,013  200,000
18     73     4,450                                  72,080  72,080  200,000  166,049 166,049  200,000
19     74     4,450                                  77,557  77,557  200,000  187,499 187,499  204,374
20     75     4,450                                  83,171  83,171  200,000  211,396 211,396  226,194

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                         GUARANTEED CHARGES                              CURRENT CHARGES
                       ------------------------------------------------------   ---------------------------------
END                       0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
21     76     4,450                               88,961    88,961   200,000      237,864     237,864     249,757
22     77     4,450                               94,984    94,984   200,000      267,042     267,042     280,394
23     78     4,450                              101,349   101,349   200,000      299,197     299,197     314,157
24     79     4,450                              108,175   108,175   200,000      334,625     334,625     351,356
25     80     4,450                              115,604   115,604   200,000      373,646     373,646     392,328
26     81     4,450                              123,829   123,829   200,000      416,610     416,610     437,440
27     82     4,450                              133,097   133,097   200,000      463,897     463,897     487,092
28     83     4,450                              143,780   143,780   200,000      515,929     515,929     541,726
29     84     4,450                              156,439   156,439   200,000      573,114     573,114     601,769
30     85     4,450                              171,949   171,949   200,000      635,912     635,912     667,708
31     86     4,450                              191,632   191,632   201,213      704,834     704,834     740,075
32     87     4,450                              214,496   214,496   225,221      780,410     780,410     819,430
33     88     4,450                              239,361   239,361   251,329      863,178     863,178     906,337
34     89     4,450                              266,366   266,366   279,685      953,791     953,791   1,001,480
35     90     4,450                              295,657   295,657   310,440    1,052,898   1,052,898   1,105,543
36     91     4,450                              327,374   327,374   343,743    1,161,106   1,161,106   1,219,161
37     92     4,450                              362,669   362,669   377,176    1,281,085   1,281,085   1,332,328
38     93     4,450                              402,159   402,159   414,224    1,414,559   1,414,559   1,456,996
39     94     4,450                              446,605   446,605   455,537    1,563,651   1,563,651   1,594,924
40     95     4,450                              496,994   496,994   501,964    1,730,813   1,730,813   1,748,121
41     96     4,450                              552,331   552,331   557,854    1,915,233   1,915,233   1,934,386
42     97     4,450                              612,870   612,870   618,999    2,118,687   2,118,687   2,139,874
43     98     4,450                              678,497   678,497   685,282    2,343,053   2,343,053   2,366,484
44     99     4,450                              749,743   749,743   757,241    2,590,427   2,590,427   2,616,331
45     100    4,450                              827,997   827,997   836,276    2,862,992   2,862,992   2,891,622

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the cash value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                          Prepared on: 09/07/00
Specified Amount: $200,000-Death Benefit Option:Specified Amount for Option 1                      Version 2.01
Initial Modal Premium: $4,450.00-Premium Mode:Annual-Riders: None                                  Form # C2-98